To Our Shareholders:
--------------------------------------------------------------------------------

CGM Fixed Income Fund decreased -2.4% during the fourth quarter of 2000 while the Merrill Lynch Master Bond Index rose 4.3%. For the year just ended, CGM Fixed Income Fund increased 8.1% and the Merrill Lynch Master Bond Index returned 11.7%.

THE YEAR IN REVIEW AND ECONOMIC OUTLOOK
In the final quarter of 2000, all the Federal Reserve Board's wishes were granted: the pace of growth in the economy slowed; commodity prices declined, and the so-called irrational exuberance in investment markets vanished. The cooling economy has had dramatic psychological consequences as well. Recession is suddenly a growing concern. Central banks around the world raised short-term rates over the past year, which, combined with huge increases in the price of oil everywhere, has helped to bring about a global slowdown. Even the Fed has abandoned its inflationary caution to fret about "economic weakness" and in a surprise move on January 3, 2001, lowered the federal funds rate 50 basis points in an effort to bring down high real short-term rates.

Fortunately the price of oil is also coming down and the Fed action today may help to offset economic weakness. Additionally, should Congress pass tax cut legislation this coming year, more stimulus to the economy will be forthcoming.

The larger issue in the U.S. economy is the condition of the high tech and telecommunications markets which are currently in free fall in the stock market and faced with shrinking business, bad loans and surplus capacity. The dot-coms succumbed first, leaving numerous bankruptcies to litter the investment landscape in 2000. Recently, larger, well-established corporations have begun to experience the weakness. For example, AT&T has been forced to significantly lower dividends for the first time ever. Ongoing stress in these sectors could result in an avalanche of bad loans which will affect companies and banks alike.

The overpriced stock market we've experienced for some time now was troubling enough. But when underlying corporate earnings shrink or are non-existent, the potential for severe decline looms even greater. The overall picture looks bleaker still when we add to the mix the $85 billion that poured into the U.S. stock market from foreign investors over the past 12 months and is now poised to flee in light of our falling markets and the rising Euro.

Despite a less than optimistic general market view, we continue to believe many well-managed, more established companies that have been overlooked by investors for several years will provide value going forward.

PORTFOLIO STRATEGY
CGM Fixed Income Fund performed in the top quartile of its fund peer group for the year 2000 according to Lipper Analytical Services, Inc. However, the Fund did underperform the Merrill Lynch Master Bond Index which was dominated by long Treasury Bonds. In hindsight, long Treasuries were the strongest performers over the period. Real estate investment trusts in the portfolio recovered nicely during the year and contributed solid investment returns to the Fund's overall performance. Additionally, our preferred stock holdings provided a good yield anchor.

We were fortunate to escape much of the corporate quality spread widening that occurred during the year as earnings softened and the market severely punished many companies for not meeting expectations. Telecommunications companies, which represented a major portion of last year's new issues, were crushed when it became apparent that access to additional financing would be largely unavailable. With only limited exposure to this sector, CGM Fixed Income Fund escaped the carnage.

Looking forward, the portfolio is structured in the intermediate maturity range to reflect our more neutral near-term interest rate bias. Since we do not believe corporate quality spreads will narrow significantly in the near future, we have added to our positions in Treasury and Agency bonds. We remain optimistic about REITs in the portfolio as their positive fundamentals remain unchanged in our view.

CGM Fixed Income Fund holds large positions in real estate investment trusts and in the media and finance/brokerage industries. On December 31, 2000, the Fund's three largest holdings, excluding U.S. Treasuries, were Liberty Property Limited Partnership, Innova Sa De Real and Vornado Realty Trust.

          /s/ Robert L. Kemp

              Robert L. Kemp
              President

          /s/ G. Kenneth Heebner

              G. Kenneth Heebner
              Portfolio Manager

          /s/ Janice H. Saul

              Janice H. Saul
              Portfolio Manager

January 3, 2001

--------------------------------------------------------------------------------

COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN
CGM FIXED INCOME FUND AND THE MERRILL LYNCH MASTER BOND INDEX assuming reinvestment of dividends and capital gains

-------------------------------------
        CGM Fixed Income Fund
    Average Annual Total Returns
-------------------------------------
   1 year  5 year  Life of Fund*
     8.1%    5.6%       8.2%
*(Annualized from 3/17/92 - 12/31/00)
-------------------------------------
  Past performance is no indication
          of future results
-------------------------------------

                            CGM Fixed                Merrill Lynch
                           Income Fund             Master Bond Index
        ------------------------------------------------------------
        3/17/92             $10,000                   $10,000
        1992                 10,920                    10,970
        1993                 12,984                    12,067
        1994                 11,945                    11,729
        1995                 15,206                    13,899
        1996                 17,548                    14,399
        1997                 18,197                    15,796
        1998                 17,979                    17,202
        1999                 18,518                    17,030
        2000                 20,018                    19,023


CGM FIXED INCOME FUND
PORTFOLIO MANAGERS
--------------------------------------------------------------------------------

G. Kenneth Heebner has managed CGM Fixed Income Fund with Janice Saul since June 1993. In 1990, Mr. Heebner founded Capital Growth Management Limited Partnership with Robert L. Kemp. Prior to establishing the new company, Mr. Heebner managed mutual fund portfolios at Loomis, Sayles and Company. He currently is responsible for managing CGM Fixed Income Fund's investments convertible into equity securities. In addition to co-managing CGM Fixed Income Fund, Mr. Heebner manages CGM Capital Development Fund, CGM Mutual Fund, CGM Realty Fund, CGM Focus Fund and two other mutual funds.

Janice H. Saul brings to her role as co-manager of CGM Fixed Income Fund more than a decade of investment experience. She joined Capital Growth Management in June 1993. Prior to that, she was at Loomis, Sayles and Company where she ran private accounts for nine years and managed a long-term municipal bond fund from May 1991 until May 1993. Ms. Saul was associate portfolio manager of CGM Fixed Income Fund from June through November 1993 and was named co-manager of the portfolio in December 1993. Ms. Saul is responsible for managing CGM Fixed Income Fund's debt securities and also manages CGM American Tax Free Fund.

INVESTMENT PERFORMANCE
(unaudited)
-------------------------------------------------------------------------------
Cumulative Total Return for Periods Ended
December 31, 2000

                                                                    CGM FIXED
                                                                   INCOME FUND
                                                                   -----------
5 Years .........................................................    +31.6%
1 Year ..........................................................    + 8.1
3 Months ........................................................    - 2.4

The Fund's average annual total returns for the five year period ended December 31, 2000 and for the period from inception (March 17, 1992) through December 31, 2000 are +5.6% and +8.2%, respectively. The adviser has agreed to limit the Fund's total operating expenses to 0.85% of its average net assets annually through December 31, 2001. Otherwise the total return for each period would have been lower.

The performance data contained in the report represent past performance, which is no guarantee of future results. The investment return and the principal value of an investment in the Fund will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost.

BOARD OF TRUSTEES

PETER O. BROWN
G. KENNETH HEEBNER
ROBERT L. KEMP
ROBERT B. KITTREDGE
LAURENS MACLURE
JAMES VAN DYKE QUEREAU, JR.
J. BAUR WHITTLESEY

OFFICERS

ROBERT L. KEMP, President
G. KENNETH HEEBNER, Vice President
LESLIE A. LAKE, Vice President and Secretary
KATHLEEN S. HAUGHTON, Vice President
MARTHA I. MAGUIRE, Vice President
JANICE H. SAUL, Vice President
W. DUGAL THOMAS, Vice President
MARY L. STONE, Assistant Vice President
FRANK N. STRAUSS, Treasurer

INVESTMENT ADVISER

CAPITAL GROWTH MANAGEMENT LIMITED
PARTNERSHIP
Boston, Massachusetts 02110

TRANSFER AND DIVIDEND PAYING
AGENT AND CUSTODIAN OF ASSETS

STATE STREET BANK AND TRUST COMPANY
Boston, Massachusetts 02102

SHAREHOLDER SERVICING AGENT
FOR STATE STREET BANK AND
TRUST COMPANY

BOSTON FINANCIAL DATA SERVICES, INC.
P.O. Box 8511
Boston, Massachusetts 02266-8511

                                  CGM FIXED INCOME FUND
----------------------------------------------------------------------------------------------
INVESTMENTS AS OF DECEMBER 31, 2000

BONDS, NOTES, AND BILLS -- 70.6% OF TOTAL NET ASSETS
                                                                      FACE
                                                                     AMOUNT          VALUE(a)
                                                                     ------          --------

BANKS -- MONEY CENTER -- 4.0%
  Citigroup, Inc., 7.25%, 10/01/10 ..........................    $  1,000,000     $  1,034,290
                                                                                  ------------
BROKERS AND INVESTMENT SERVICES -- 4.2%
  Merrill Lynch and Company, Inc., 8.00%, 6/01/07 ...........       1,000,000        1,070,410
                                                                                  ------------
ENERGY -- 4.2%
  Mitchell Energy & Development Corp., 9.25%, 1/15/02 .......       1,055,000        1,074,159
                                                                                  ------------
FEDERAL AGENCY ISSUES -- 4.1%
  Federal Home Loan Mortgage Corp., 6.875%, 9/15/10 .........       1,000,000        1,064,840
                                                                                  ------------
FINANCE -- 4.9%
  APP International Finance Co., 11.75%, 10/01/05 ...........       3,250,000        1,267,500
                                                                                  ------------
LEISURE -- 4.0%
  Park Place Entertainment, 8.5%, 11/15/06 ..................       1,000,000        1,037,500
                                                                                  ------------
MEDIA -- 13.2%
  Innova Sa De Real, 12.875%, 4/01/07 .......................       2,750,000        2,426,875
  Liberty Media Corporation, 7.875%, 7/15/09(b) .............       1,000,000          985,560
                                                                                  ------------
                                                                                     3,412,435
                                                                                  ------------
REAL ESTATE INVESTMENT TRUSTS -- 9.4%
  Liberty Property Limited Partnership,
    10.90%, 7/01/01 (Convertible)(c) ........................       1,700,000        2,431,000
                                                                                  ------------
UNITED STATES TREASURY -- 18.6%
  United States Treasury Bills, 5.464%, 1/11/01 .............       1,190,000        1,188,016
  United States Treasury Bills, 5.678%, 3/29/01 .............         600,000          591,786
  United States Treasury Notes, 6.50%, 2/28/02 ..............       3,000,000        3,035,160
                                                                                  ------------
                                                                                     4,814,962
                                                                                  ------------
UTILITIES -- 4.0%
  Great Lakes Power, Inc., 9.00%, 8/01/04 ...................       1,000,000        1,042,280
                                                                                  ------------

  TOTAL BONDS, NOTES AND BILLS (Identified Cost $19,065,647)                        18,249,376
                                                                                  ------------

PREFERRED STOCKS -- 27.1%
                                                                       SHARES
                                                                       ------
  Archstone Communities Trust, $2.074 (Convertible) .........          41,000        1,445,250
  DLJ Capital Trust, $2.105 .................................          45,000        1,119,375
  Duquesne Capital LP, $2.094 ...............................          10,000          246,250
  Felcor Lodging Trust, Inc., $1.95 (Convertible) ...........          65,000        1,218,750
  Nova Chemicals Corp., $2.26 ...............................          20,000          392,500
  Placer Dome, Inc., $2.156 .................................          25,000          484,375
  Vornado Realty Trust, $3.25 (Convertible) .................          39,000        2,106,000
                                                                                  ------------
TOTAL PREFERRED STOCKS (Identified Cost $7,950,986) .........                        7,012,500
                                                                                  ------------
                                                                       FACE
                                                                      AMOUNT          VALUE(a)
                                                                      ------          --------
SHORT-TERM INVESTMENT -- 1.1%
  American Express Credit Corporation, 6.48% 1/02/01
    (cost $270,000) .........................................      $  270,000     $    270,000
                                                                                  ------------
TOTAL INVESTMENTS -- 98.8% (Identified Cost $27,286,633)(d)..................       25,531,876
  Cash and Receivables ......................................................          614,789
  Liabilities ...............................................................         (296,051)
                                                                                  ------------
TOTAL NET ASSETS -- 100.0% ..................................................     $ 25,850,614
                                                                                  ============
(a) See Note 1A.
(b) Securities exempt from registration under Rule 144A of the Securities
    Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At year end the value of the securities amounted to $985,560, 3.8% of net assets.
(c) Variable or floating rate security. Rate disclosed is as of
    December 31, 2000.
(d) Federal Tax Information: At December 31, 2000 the net unrealized depreciation of investments based on cost of $27,286,633 for Federal income tax purposes was as follows:
    Aggregate gross unrealized appreciation for all investments in which
    there is an excess of value over tax cost ...............................     $    757,685
    Aggregate gross unrealized depreciation for all investments in which
    there is an excess of tax cost over value ...............................       (2,512,442)
                                                                                  ------------
    Net unrealized depreciation .............................................     $ (1,754,757)
                                                                                  ============

                See accompanying notes to financial statements.

                              CGM FIXED INCOME FUND
-------------------------------------------------------------------------------

STATEMENT OF
ASSETS AND LIABILITIES

December 31, 2000

ASSETS
  Investments at value (Identified cost -- $27,286,633) .........   $25,531,876
  Cash ..........................................................         2,188
  Receivable for:
   Shares of the Fund sold ............................. $  34,832
   Dividends and interest ..............................   577,769      612,601
                                                         ---------  -----------
                                                                     26,146,665
                                                                    -----------
LIABILITIES
  Payable for:
   Shares of the Fund
    redeemed ...........................................   216,330
   Distributions declared ..............................    25,862      242,192
                                                         ---------
  Accrued expenses:
   Management fees .....................................     2,627
   Trustees' fees ......................................     4,698
   Accounting and
    Administration .....................................       667
   Transfer Agent fees .................................     8,308
   Other expenses ......................................    37,559       53,859
                                                         ---------  -----------
                                                                        296,051
                                                                    -----------
NET ASSETS ......................................................   $25,850,614
                                                                    ===========
  Net Assets consist of:
   Capital paid-in ..............................................   $31,299,328
   Accumulated net realized loss ................................    (3,693,957)
   Unrealized depreciation on investments -- net ................    (1,754,757)
                                                                    -----------
NET ASSETS ......................................................   $25,850,614
                                                                    ===========
  Shares of beneficial interest outstanding, no par value  ......     2,701,709
                                                                    ===========
  Net asset value per share* ....................................        $ 9.57
                                                                    ===========

*Shares of the Fund are sold and redeemed at net asset value
 ($25,850,614 / 2,701,709).

                See accompanying notes to financial statements.

                             CGM FIXED INCOME FUND
--------------------------------------------------------------------------------
STATEMENT OF
OPERATIONS

Year Ended December 31, 2000

INVESTMENT INCOME
 Income
  Dividends ....................................................  $  702,624
  Interest .....................................................   1,855,281
                                                                  ----------
                                                                   2,557,905
                                                                  ----------
 Expenses
  Management fees ..............................................     175,123
  Trustees' fees ...............................................      19,120
  Accounting and Administration ................................       8,000
  Custodian ....................................................      51,870
  Transfer agent ...............................................      50,440
  Audit and tax services .......................................      28,500
  Legal ........................................................       1,260
  Printing .....................................................      15,060
  Registration .................................................      14,738
  Miscellaneous ................................................         410
                                                                  ----------
                                                                     364,521
Less expenses assumed by the investment adviser ................    (135,514)
                                                                  ----------
Net expenses ...................................................     229,007
                                                                  ----------
Net investment income ..........................................   2,328,898
                                                                  ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS
 Realized loss on investments -- net ...........................    (902,391)
 Unrealized appreciation -- net ................................     667,875
                                                                  ----------
 Net loss on investments .......................................    (234,516)
                                                                  ----------

NET CHANGE IN ASSETS FROM OPERATIONS ...........................  $2,094,382
                                                                  ==========

                 See accompaning notes to financial statements.

                             CGM FIXED INCOME FUND
--------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS

                                                                   YEAR ENDED DECEMBER 31,
                                                                -------------------------------
                                                                    2000              1999
                                                                -------------     -------------
FROM OPERATIONS
  Net investment income ....................................    $   2,328,898     $   2,730,392
  Net realized loss from investments .......................         (902,391)       (1,113,039)
  Unrealized appreciation (depreciation) ...................          667,875          (561,896)
                                                                -------------     -------------
    Change in net assets from operations ...................        2,094,382         1,055,457
                                                                -------------     -------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income ....................................       (2,328,898)       (2,775,290)
  In excess of net investment income .......................          (82,922)               --
                                                                -------------     -------------
                                                                   (2,411,820)       (2,775,290)
FROM CAPITAL SHARE TRANSACTIONS
  Proceeds from sale of shares .............................        3,446,802         4,402,780
  Net asset value of shares issued in connection with
  reinvestment of:
    Dividends from net investment income ...................        1,689,315         2,145,578
    Distributions in excess of net investment income .......           60,149                --
                                                                -------------     -------------
                                                                    5,196,266         6,548,358
                                                                -------------     -------------
  Cost of shares redeemed ..................................       (7,247,085)      (10,923,458)
                                                                -------------     -------------
    Change in net assets derived from capital share
      transactions .........................................       (2,050,819)       (4,375,100)
                                                                -------------     -------------
  Total change in net assets ...............................       (2,368,257)       (6,094,933)

NET ASSETS
  Beginning of period ......................................       28,218,871        34,313,804
                                                                -------------     -------------
  End of period ............................................    $  25,850,614     $  28,218,871
                                                                =============     =============
NUMBER OF SHARES OF THE FUND:
  Issued from sale of shares ...............................          349,225           429,275
  Issued in connection with reinvestment of:
    Dividends from net investment income ...................          173,341           211,443
    Distributions in excess of net investment income .......            6,172                --
                                                                -------------     -------------
                                                                      528,738           640,718
                                                                -------------     -------------
  Redeemed .................................................         (737,711)       (1,068,906)
                                                                -------------     -------------
  Net change ...............................................         (208,973)         (428,188)
                                                                =============     =============

                See accompanying notes to financial statements.

                                              CGM FIXED INCOME FUND
------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
                                                                    YEAR ENDED DECEMBER 31,
                                              --------------------------------------------------------------------
                                                  2000          1999          1998          1997          1996
                                              ------------  ------------  ------------  ------------  ------------
For a share of the Fund outstanding throughout each year:
Net asset value at the beginning of year ...       $ 9.69        $10.28        $11.24        $11.60        $11.41
                                                   ------        ------        ------        ------        ------
Net investment income (a) ..................         0.86          0.89          0.83          0.78          0.77
Dividends from net investment income .......        (0.86)        (0.90)        (0.83)        (0.78)        (0.77)
Distributions in excess of net investment
  income ...................................        (0.03)           --            --            --            --
Net realized and unrealized gain (loss) on
  investments ..............................        (0.09)        (0.58)        (0.96)        (0.36)         0.95
Distribution from net realized gain ........           --            --            --            --         (0.76)
                                                   ------        ------        ------        ------        ------
Net increase (decrease) in net asset value .        (0.12)        (0.59)        (0.96)        (0.36)         0.19
                                                   ------        ------        ------        ------        ------
Net asset value at the end of year .........       $ 9.57        $ 9.69        $10.28        $11.24        $11.60
                                                   ======        ======        ======        ======        ======
Total Return (%) (b) .......................          8.1           3.0          (1.2)          3.7          15.4
Ratios:
Operating expenses to average net assets (%)         0.85          0.85          0.85          0.85          0.85
Operating expenses to average net assets
  before expense limitation (%) ............         1.35          1.41          1.26          1.26          1.26
Net investment income to average net assets(%)       8.64          8.60          7.56          6.81          6.53
Portfolio turnover (%) .....................           42            47            52           147           149
Net assets at end of year (in thousands) ($)       25,851        28,219        34,314        43,932        40,646

(a) Net of reimbursement which amounted to .       $ 0.05        $ 0.06        $ 0.05        $ 0.05        $ 0.05
(b) The total return would have been lower had certain expenses not been reimbursed during the year.

                See accompanying notes to financial statements.

                             CGM FIXED INCOME FUND
-------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 2000

1. The Fund is a diversified series of CGM Trust which is organized as a Massachusetts business trust under the laws of Massachusetts pursuant to an Agreement and Declaration of Trust. The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company. The Trust has four other funds whose financial statements are not presented herein. Along with one other fund in a separate Trust, there are six CGM funds (CGM Funds). The Fund commenced operations on March 17, 1992. The investment objective of the Fund is to maximize total return by investing in debt securities and preferred stock that provide current income, capital appreciation or a combination of both income and appreciation.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with generally accepted accounting principles in the United States requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. SECURITY VALUATION -- Corporate debt securities are generally valued on the basis of valuations furnished by a pricing service authorized by the Board of Trustees, which determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. United States government debt securities are valued at the current closing bid, as last reported by a pricing service approved by the Board of Trustees. Equity securities are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees, which provides the last reported sale price for securities listed on a national securities exchange or on the NASDAQ national market system or, if no sale was reported and in the case of over-the-counter securities not so listed, the last reported bid price. Short-term investments having a maturity of sixty days or less are stated at amortized cost, which approximates value. Other assets and securities which are not readily marketable will be valued in good faith at fair value using methods determined by the Board of Trustees.

B. SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Interest income is accrued daily and includes accretion of discount and amortization of premium. Net gain or loss on securities sold is determined on the identified cost basis. Dividend income received by the Fund from its investment in REITs may consist of ordinary income, capital gains and return of capital.

C. FEDERAL INCOME TAXES -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute to its shareholders all of its taxable income and net realized capital gains within the prescribed time period. Accordingly, no provision for federal income tax has been made. At December 31, 2000 there were capital loss carryovers available to offset future realized gains of $1,677,676 expiring in the year 2005, $1,113,890 expiring in the year 2007 and $902,391 expiring in the year 2008.

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends and distributions are recorded by the Fund on the ex-dividend date. The classification of income and capital gains distributions is determined in accordance with income tax regulations. Permanent book and tax differences relating to shareholder distributions may result in reclassifications to paid-in capital. Undistributed net investment income, accumulated net investment loss, or distributions in excess of net investment income may include temporary book and tax differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

2. PURCHASES AND SALES OF SECURITIES -- For the year ended December 31, 2000, purchases and sales of securities other than United States government obligations and short-term investments aggregated $6,711,027 and $12,325,318, respectively. Purchases and sales of United States government obligations, excluding short term securities, aggregated $4,005,078 and $2,190,109, respectively.

3. A. MANAGEMENT FEES -- During the year ended December 31, 2000, the Fund incurred management fees of $175,123 paid or payable to the Fund's investment adviser, Capital Growth Management Limited Partnership
        (CGM), certain officers and directors of which are also officers and trustees of the Fund. The management agreement provides for a fee at the annual rate of 0.65% on the first $200 million of the Fund's average daily net assets, 0.55% of the next $300 million and 0.40% of such assets in excess of $500 million. For the year ended December 31, 2000, CGM waived a portion of its fee. See Note 4.

    B. OTHER EXPENSES -- CGM performs certain administrative, accounting and other services for the Fund. The expenses of those services, which are paid to CGM by the Fund, include the following: (i) expenses for personnel performing bookkeeping, accounting and financial reporting functions and clerical functions relating to the Fund; (ii) expenses for services required in connection with the preparation of registration statements and prospectuses, shareholder reports and notices, proxy solicitation material furnished to shareholders of the Fund or regulatory authorities and reports and questionnaires for SEC compliance; and (iii) registration, filing and other fees in connection with requirements of regulatory authorities. For the year ended December 31, 2000 these expenses amounted to $8,000 and are shown separately in the financial statements as Accounting and Administration.

    C. TRUSTEES FEES AND EXPENSES -- The Fund does not pay any compensation directly to its officers or to any trustees who are directors, officers or employees of CGM, or any affiliate of CGM, other than registered investment companies. Each other trustee is compensated by the six CGM Funds with an annual fee of $37,000 plus travel expenses for each meeting attended. Of this amount, each fund is responsible for $3,000 per trustee plus an annual variable fee calculated based on the proportion of each fund's average net assets relative to the aggregate average net assets of the CGM Funds, which for the year ended December 31, 2000 was $298 per trustee for the Fund.

4. EXPENSE LIMITATION -- Until December 31, 2001, and, thereafter, until further notice to the Fund, CGM has voluntarily agreed to reduce its management fee and, if necessary, to assume expenses of the Fund in order to limit the Fund's expenses to an annual rate of 0.85% of average daily net assets. As a result of the Fund's expenses exceeding the voluntary expense limitation, for the year ended December 31, 2000, CGM waived $135,514 of its management fee. The Fund incurred operating expenses of $229,007, representing 0.85% of the average daily net assets.

                             CGM FIXED INCOME FUND
--------------------------------------------------------------------------------

REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Trustees and Shareholders of CGM Fixed Income Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of CGM Fixed Income Fund at December 31, 2000, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2000 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
February 8, 2001

CGM
FIXED INCOME
FUND

9th Annual Report
December 31, 2000

A No-Load Fund

[logo]
Investment Adviser
CAPITAL GROWTH MANAGEMENT
Limited Partnership

INVESTMENT ADVISER

CAPITAL GROWTH MANAGEMENT
LIMITED PARTNERSHIP
Boston, Massachusetts 02110

--------------------------------------------------------------------------------
TELEPHONE NUMBERS

For information about:
[]  Account Procedures and Status

[]  Redemptions

[]  Exchanges
    Call 800-343-5678

[]  New Account Procedures

[]  Prospectuses

[]  Performance

    Call 800-345-4048
--------------------------------------------------------------------------------
MAILING ADDRESSES

FOR EXISTING ACCOUNTS

Boston Financial Data Services
P.O. Box 8511
Boston, MA 02266-8511

FOR NEW ACCOUNT APPLICATIONS ONLY

The CGM Funds
P.O. Box 449
Boston, MA 02117-0449
-------------------------------------------------------------------------------

This report has been prepared for the shareholders of the Fund and is not authorized for distribution to current or prospective investors in the Fund unless it is accompanied or preceded by a prospectus.

FAR00                                                        Printed in U.S.A.

TO OUR SHAREHOLDERS:
-------------------------------------------------------------------------------

CGM Mutual Fund increased 0.9% during the fourth quarter of 2000 while the unmanaged Standard and Poor's 500 Index declined -7.8% and the Merrill Lynch Master Bond Index rose 4.3%. For the year just ended, CGM Mutual Fund declined -11.6%, the unmanaged S&P 500 Index declined -9.1% and the Merrill Lynch Master Bond Index returned 11.7%.

THE YEAR IN REVIEW AND ECONOMIC OUTLOOK
In the final quarter of 2000, all the Federal Reserve Board's wishes were granted: the pace of growth in the economy slowed; commodity prices declined, and the so-called irrational exuberance in investment markets vanished. The cooling economy has had dramatic psychological consequences as well. Recession is suddenly a growing concern. Central banks around the world raised short-term rates over the past year, which, combined with huge increases in the price of oil everywhere, has helped to bring about a global slowdown. Even the Fed has abandoned its inflationary caution to fret about "economic weakness" and in a surprise move on January 3, 2001, lowered the federal funds rate 50 basis points in an effort to bring down high real short-term rates.

Fortunately the price of oil is also coming down and the Fed action today may help to offset economic weakness. Additionally, should Congress pass tax cut legislation this coming year, more stimulus to the economy will be forthcoming.

For right now, the larger issue in the U.S. economy is the condition of the high tech and telecommunications markets which are currently in free fall in the stock market and faced with shrinking business, bad loans and surplus capacity. The dot-coms succumbed first, leaving numerous bankruptcies to litter the investment landscape in 2000. Recently, larger, well-established corporations have begun to experience the weakness. For example, AT&T has been forced to significantly lower dividends for the first time ever. Ongoing stress in these sectors could result in an avalanche of bad loans which will affect companies and banks alike.

The overpriced stock market we've experienced for some time now was troubling enough. But when underlying corporate earnings shrink or are non-existent, the potential for severe decline looms even greater. The overall picture looks bleaker still when we add to the mix the $85 billion that poured into the U.S. stock market from foreign investors over the past 12 months and is now poised to flee in light of our falling markets and the rising Euro.

Despite a less than optimistic general market view, we continue to believe many well-managed, more established companies that have been overlooked by investors for several years will provide value going forward.

PORTFOLIO STRATEGY
CGM Mutual Fund was invested approximately 75% in stocks and 25% in fixed income securities during the year 2000. The Fund underperformed the S&P 500 Index and the Merrill Lynch Master Bond Index on account of significant losses in basic industry bonds and stocks. Positive returns in Philip Morris, healthcare stocks and real estate investment trusts were not large enough to offset the losses in raw materials stocks.

The Fund entered 2000 with more than 40% of the portfolio invested in raw materials stocks and more than 15% in real estate investment trusts. The raw materials stocks were largely liquidated during the year and proceeds were reinvested in financial, energy and healthcare stocks. The position in real estate stocks was increased. Most basic industry bonds were sold and the Fund ended the year with 20% of its assets in U.S. Treasury Bills.

At year-end, CGM Mutual Fund's three largest positions were in real estate, health care and the beverage and tobacco industries. The Fund's three largest equity holdings on December 31, 2000 were UnitedHealth Group, Inc., Philip Morris Companies, Inc. and Inco Limited.

          /s/ Robert L. Kemp

              Robert L. Kemp
              President

          /s/ Kenneth Heebner

              Kenneth Heebner
              Portfolio Manager

January 3, 2001

COMPARISONS OF CHANGE IN VALUE OF $10,000 INVESTMENT IN CGM MUTUAL FUND, THE UNMANAGED S&P 500 INDEX, AND THE MERRILL LYNCH MASTER BOND INDEX assuming reinvestment of dividends and capital gains

-------------------------------------
          CGM Mutual Fund
    Average Annual Total Returns
-------------------------------------
   1 year  5 year     10 Year
   -11.6%    9.0%      12.2%
-------------------------------------
  Past performance is no indication
          of future results
-------------------------------------

                    CGM            Unmanaged                Merrill Lynch
                Mutual Fund      S&P 500 Index            Master Bond Index
--------------------------------------------------------------------------------
                $10,000            $10,000                  $10,000
1991             14,090             13,040                   11,590
1992             14,949             14,031                   12,471
1993             18,208             15,448                   13,718
1994             16,442             15,649                   13,334
1995             20,438             21,517                   15,801
1996             25,281             26,466                   16,369
1997             27,355             35,306                   17,957
1998             29,598             45,404                   19,555
1999             35,665             54,938                   19,360
2000             31,528             49,939                   21,625

CGM MUTUAL FUND
PORTFOLIO MANAGER
--------------------------------------------------------------------------------

G. Kenneth Heebner has managed CGM Mutual Fund since 1981. In 1990, Mr. Heebner founded Capital Growth Management Limited Partnership with Robert L. Kemp. Prior to establishing the new company, Mr. Heebner was at Loomis, Sayles and Company where he managed the Fund, then known as Loomis-Sayles Mutual Fund. In addition to CGM Mutual Fund, Mr. Heebner currently manages CGM Capital Development Fund, CGM Realty Fund and CGM Focus Fund as well as two other mutual funds. He also co-manages CGM Fixed Income Fund with Janice Saul.

INVESTMENT PERFORMANCE
(unaudited)
--------------------------------------------------------------------------------

Cumulative Total Return for Periods Ended
December 31, 2000

                                                                  CGM
                                                              MUTUAL FUND
                                                            ---------------

10 Years ..................................................     +214.9%
 5 Years ..................................................     + 54.2
 1 Year ...................................................     - 11.6
 3 Months .................................................     +  0.9

The performance data contained in the report represent past performance. The investment return and the principal value of an investment in the Fund will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost.

                                                          CGM MUTUAL FUND
 ----------------------------------------------------------------------------------------------------------------------------------
                                                      25 YEAR INVESTMENT RECORD
                                         DECEMBER 31, 1975 -- DECEMBER 31, 2000 (UNAUDITED)
 ----------------------------------------------------------------------------------------------------------------------------------
                                IF YOU HAD PURCHASED ONE SHARE OF THE FUND ON DECEMBER 31, 1975
 ----------------------------------------------------------------------------------------------------------------------------------
                       -- AND HAD TAKEN ALL DIVIDENDS                     OR -- HAD REINVESTED ALL DIVIDENDS AND CAPITAL
                          AND DISTRIBUTIONS IN CASH                          GAINS DISTRIBUTIONS IN ADDITIONAL SHARES
              ---------------------------------------------------------------------------------------------------------------------
                                    During the Year
                                You Would Have Received                                              Which Would Represent
                              -----------------------------                                   -------------------------------------
                                                                      The Value of                               A Cumulative
               The Net                                                Your Original                                 Change
              Asset Value        Per Share     Per Share               Investment                   An             Expressed
     On         of Your        Capital Gains    Income                   At Each                  Annual        As An Index With
  December    Share Would      Distributions   Dividends                Year End               Total Return       December 31,
     31        Have Been            of            of                 Would Have Been                of            1975 = 100.0
 ----------------------------------------------------------------------------------------------------------------------------------
    1975        $12.44                                                                                                 100.0
    1976         13.96              --          $ 0.43                   $14.42                   +  15.9%             115.9
    1977         12.88              --            0.52                    13.83                   -   4.1              111.1
    1978         12.83              --            0.65                    14.51                   +   4.9              116.5
    1979         13.81              --            0.72                    16.50                   +  13.7              132.5
    1980         14.85              --            0.88                    18.94                   +  14.8              152.1
    1981         13.90              --            0.97                    18.96                   +   0.1              152.3
    1982         18.16              --            1.09                    26.73                   +  41.0              214.7
    1983         18.81              --            1.09                    29.38                   +   9.9              236.0
    1984         17.01            $ 1.86          0.95                    31.23                   +   6.3              250.9
    1985         21.53              --            1.08                    42.00                   +  34.5              337.5
    1986         22.86              2.75          0.94                    52.54                   +  25.1              422.2
    1987         20.40              4.52          1.06                    59.74                   +  13.7              480.0
    1988         19.94              --            1.10                    61.65                   +   3.2              495.4
    1989         22.34              0.95          0.93                    75.03                   +  21.7              602.9
    1990         21.64              --            0.93*                   75.86                   +   1.1              609.5
    1991         26.80              2.64          0.97                   106.89                   +  40.9              858.8
    1992         26.02              1.42          0.93                   113.41                   +   6.1              911.2
    1993         28.88              1.93          0.86                   138.13                   +  21.8             1109.8
    1994         25.05              --            1.04                   124.73                   -   9.7             1002.1
    1995         29.43              0.89          0.77                   155.04                   +  24.3             1245.6
    1996         31.42              4.15          0.74                   191.78                   +  23.7             1540.8
    1997         25.52              7.81          0.67                   207.51                   +   8.2             1667.1
    1998         26.36              0.25          0.98                   224.53                   +   8.2             1803.8
    1999         27.28              3.54          0.84                   270.56                   +  20.5             2173.6
    2000         23.38              --            0.73                   239.18                   -  11.6             1921.5
                                  ------        ------                                            -------
     Totals                       $32.71        $21.87                                            +1821.5
 ----------------------------------------------------------------------------------------------------------------------------------
 * Includes $0.05 per share distributed from paid-in capital.

    Shares were first offered on November 5, 1929; the net asset value per share, adjusted for stock splits and dividends, was $8.33.
 ----------------------------------------------------------------------------------------------------------------------------------
   The performance data contained in this report represent past performance, which is no guarantee of future results. The investment return on, and the principal value of, an investment in the Fund will fluctuate so that investors' shares, when redeemed, may be worth more or less than the original cost.

                                CGM MUTUAL FUND
--------------------------------------------------------------------------------

INVESTMENTS AS OF DECEMBER 31, 2000
COMMON STOCKS -- 73.5% OF TOTAL NET ASSETS              SHARES       VALUE(a)
                                                        ------       --------
BEVERAGES AND TOBACCO -- 7.0%
   Philip Morris Companies, Inc. ...................... 1,035,000  $ 45,540,000
                                                                   ------------
CHEMICALS -- SPECIALTY -- 2.2%
   Potash Corporation of Saskatchewan, Inc. ...........   180,000    14,096,250
                                                                   ------------
FINANCIAL SERVICES -- 0.7%
   Washington Mutual, Inc. ............................    90,000     4,775,625
                                                                   ------------
FINANCIAL SERVICES -- MISCELLANEOUS -- 1.7%
   Federal National Mortgage Association ..............   130,000    11,277,500
                                                                   ------------
HEALTH CARE SERVICES -- 12.9%
   UnitedHealth Group, Inc. ...........................   910,000    55,851,250
   WellPoint Health Networks, Inc. (b) ................   250,000    28,812,500
                                                                   ------------
                                                                     84,663,750
                                                                   ------------
HOUSING AND BUILDING MATERIAL -- 2.5%
   Lennar Corporation .................................   450,000    16,312,500
                                                                   ------------
INSURANCE -- 4.6%
   CIGNA Corporation ..................................   225,000    29,767,500
                                                                   ------------
METALS AND MINING -- 6.5%
   Inco Limited (b) ................................... 2,542,000    42,603,920
                                                                   ------------
OFFSHORE DRILLING -- 6.3%
   ENSCO International Incorporated ...................   600,000    20,437,500
   Noble Drilling Corporation (b) .....................   485,000    21,067,187
                                                                   ------------
                                                                     41,504,687
                                                                   ------------
OIL REFINING -- 1.2%
   Amerada Hess Corporation ...........................   110,000     8,036,875
                                                                   ------------
REAL ESTATE INVESTMENT TRUSTS -- 22.6%
   Apartment Investment and Management Company ........   675,000    33,707,813
   AvalonBay Communities, Inc. ........................   825,000    41,353,125
   Boston Properties, Inc. ............................   885,000    38,497,500
   Essex Property Trust, Inc. .........................   622,000    34,054,500
                                                                   ------------
                                                                    147,612,938
                                                                   ------------
SAVINGS AND LOAN/THRIFTS -- 4.8%
   Golden West Financial Corporation ..................   470,000    31,725,000
                                                                   ------------
TEXTILE AND APPAREL -- 0.5%
   Jones Apparel Group, Inc. (b) ......................   100,000     3,218,750
                                                                   ------------
TOTAL COMMON STOCKS (Identified Cost $428,498,144) ....             481,135,295
                                                                   ------------
BONDS AND BILLS -- 25.7%

                                                        FACE
                                                        AMOUNT       VALUE(a)
                                                        ------       --------
BANK AND INSURANCE -- 4.3%
   Korea Development Bank, 6.625%, 11/21/03 ..........$28,850,000    28,324,930
                                                                   ------------
INDUSTRIAL -- 1.4%
   CSN Iron S.A., 9.125%, 6/01/07 ....................  2,500,000     2,050,000
   CSN Iron S.A. Restricted, 9.125%, 6/01/07 .........  8,700,000     7,134,000
                                                                   ------------
                                                                      9,184,000
                                                                   ------------
UNITED STATES TREASURY -- 20.0%
   United States Treasury Bills, 5.455%, 1/11/01 .....  5,000,000     4,991,680
   United States Treasury Bills, 5.590%, 3/01/01 .....  5,000,000     4,953,850
   United States Treasury Bills, 5.621%, 3/22/01 ..... 45,000,000    44,437,950
   United States Treasury Bills, 5.678%, 3/29/01 ..... 32,000,000    31,561,920
   United States Treasury Bills, 5.953%, 1/25/01 .....  5,000,000     4,979,417
   United States Treasury Bills, 6.088%, 2/15/01 ..... 40,000,000    39,691,250
                                                                   ------------
                                                                    130,616,067
                                                                   ------------
TOTAL BONDS AND BILLS (Identified Cost $164,128,901)...             168,124,997
                                                                   ------------
SHORT-TERM INVESTMENT -- 0.4%
   American Express Credit Corporation,
     6.48%,1/02/01 (Cost $2,670,000) .................  2,670,000     2,670,000
                                                                   ------------
TOTAL INVESTMENTS -- 99.6% (Identified Cost $595,297,045)(c) ....   651,930,292
   Cash and Receivables .........................................    26,632,303
   Liabilities ..................................................   (24,094,832)
                                                                   ------------
TOTAL NET ASSETS -- 100.0% ......................................  $654,467,763
                                                                   ============

(a)  See Note 1A.
(b)  Non-income producing security.
(c) Federal Tax Information: At December 31, 2000, the net unrealized appreciation on investments based on cost of $595,410,656 for Federal income tax purposes was as follows:
     Aggregate gross unrealized appreciation for all investments
       in which there is an excess of value over tax cost .......   $65,005,971
     Aggregate gross unrealized depreciation for all investments
       in which there is an excess of tax cost over value .......    (8,486,335)
                                                                   ------------
     Net unrealized appreciation ................................   $56,519,636
                                                                    ============

                See accompanying notes to financial statements.

                                CGM MUTUAL FUND
-------------------------------------------------------------------------------

STATEMENT OF
ASSETS AND LIABILITIES

December 31, 2000

  ASSETS
  Investments at value (Identified cost -- $595,297,045) ...      $651,930,292
  Cash .....................................................               976
  Receivable for:
    Securities sold .........................    $24,275,050
    Shares of the Fund sold .................         29,729
    Dividends and interest ..................      2,326,548        26,631,327
                                                 -----------      ------------
                                                                   678,562,595
                                                                  ------------
LIABILITIES
  Payable for:
    Securities purchased                          20,828,530
    Shares of the Fund redeemed .............      2,301,086
    Distributions declared ..................        222,030        23,351,646
                                                 -----------
  Accrued expenses:
    Management fees .........................        480,299
    Trustees' fees ..........................         14,749
    Accounting and Administration ...........          7,417
    Transfer Agent Fees .....................        174,047
    Other expenses ..........................         66,674           743,186
                                                 -----------      ------------
                                                                    24,094,832
                                                                  ------------
NET ASSETS .................................................      $654,467,763
                                                                  ============
  Net Assets consist of:
    Capital paid-in ........................................      $693,364,079
    Undistributed net investment income ....................           443,082
    Accumulated net realized loss ..........................       (95,972,645)
    Unrealized appreciation on investments -- net ..........        56,633,247
                                                                  ------------
NET ASSETS .................................................      $654,467,763
                                                                   ============
  Shares of beneficial interest outstanding, no par value  .        27,990,802
                                                                  ============
  Net asset value per share* ...............................            $23.38
                                                                        ======

* Shares of the Fund are sold and redeemed at net asset value
  ($654,467,763 / 27,990,802).

                See accompanying notes to financial statements.

                                CGM MUTUAL FUND
--------------------------------------------------------------------------------

STATEMENT OF
OPERATIONS

Year Ended December 31, 2000

INVESTMENT INCOME
  Income
    Dividends (net of withholding tax of $418,164) ..............  $ 13,329,701
    Interest ....................................................    17,204,858
                                                                   ------------
                                                                     30,534,559
                                                                   ------------
  Expenses
    Management fees .............................................     6,541,792
    Trustees' fees ..............................................        59,328
    Accounting and Administration ...............................        89,000
    Custodian ...................................................       141,566
    Transfer agent ..............................................       966,343
    Audit and tax services ......................................        33,500
    Legal .......................................................        62,319
    Printing ....................................................        66,882
    Registration ................................................        20,006
    Miscellaneous ...............................................         3,189
                                                                   ------------
                                                                      7,983,925
                                                                   ------------
  Net investment income .........................................    22,550,634
                                                                   ------------
REALIZED AND UNREALIZED LOSS
  ON INVESTMENTS
    Realized loss on investments -- net                             (94,631,486)
    Unrealized depreciation -- net ..............................   (27,226,539)
                                                                   ------------
    Net loss on investments .....................................  (121,858,025)
                                                                   ------------

NET CHANGE IN ASSETS FROM
  OPERATIONS ....................................................  $(99,307,391)
                                                                   ============

                See accompanying notes to financial statements.

                                CGM MUTUAL FUND
--------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS

                                                                  YEAR ENDED DECEMBER 31,
                                                            ----------------------------------
                                                                 2000                 1999
                                                            -------------        --------------
OPERATIONS
  Net investment income ..............................       $  22,550,634        $  25,539,360
  Net realized gain (loss) from investments ..........         (94,631,486)         103,523,126
  Unrealized appreciation (depreciation) .............         (27,226,539)          39,442,163
                                                             -------------        -------------
    Change in net assets from operations .............         (99,307,391)         168,504,649
                                                             -------------        -------------
DISTRIBUTIONS TO SHAREHOLDERS
  From net investment income .........................         (21,556,691)         (25,779,267)
  From net realized gain on investments ..............          --                 (103,806,626)
  In excess of net realized gain on investments ......          --                   (1,025,029)
                                                             -------------        -------------
                                                               (21,556,691)        (130,610,922)
                                                             -------------        -------------
CAPITAL SHARE TRANSACTIONS
  Proceeds from sale of shares .......................          13,163,933           23,213,252
  Net asset value of shares issued in connection with
    reinvestment of:
    Dividends from net investment income .............          19,004,723           23,336,571
    Distributions from net realized gain .............          --                   93,970,504
    Distributions in excess of net realized gains on
      investments ....................................          --                      927,903
                                                             -------------        -------------
                                                                32,168,656          141,448,230
  Cost of shares redeemed ............................        (165,764,990)        (211,343,378)
                                                             -------------        -------------
    Change in net assets derived from capital share
      transactions ...................................        (133,596,334)         (69,895,148)
                                                             -------------        -------------
  Total change in net assets .........................        (254,460,416)         (32,001,421)
NET ASSETS
  Beginning of period ................................         908,928,179          940,929,600
                                                             -------------        -------------
  End of the period (including undistributed net
    investment income of $443,082 and $289,558,
    respectively) ....................................       $ 654,467,763        $ 908,928,179
                                                             =============        =============
NUMBER OF SHARES OF THE FUND:
  Issued from sale of shares .........................             513,893              825,808
  Issued in connection with reinvestment of:
    Dividends from net investment income .............             795,827              859,719
    Distributions from net realized gain .............          --                    3,461,873
    Distributions in excess of net realized gain on
      investments ....................................          --                       34,184
                                                             -------------        -------------
                                                                 1,309,720            5,181,584
  Redeemed ...........................................          (6,642,703)          (7,554,102)
                                                             -------------        -------------
  Net change .........................................          (5,332,983)          (2,372,518)
                                                             =============        =============

                See accompanying notes to financial statements.

                                CGM MUTUAL FUND
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

                                                                           YEAR ENDED DECEMBER 31,
                                                  ---------------------------------------------------------------------------
                                                       2000          1999           1998            1997            1996
                                                  -------------  -------------  -------------  -------------    -------------
For a share of the Fund outstanding throughout each year:
Net asset value at the
  beginning of year ...........................   $       27.28  $       26.36  $       25.52  $       31.42    $       29.43
Net investment income .........................            0.74           0.83           1.00           0.66             0.75
Dividends from net investment income ..........           (0.73)         (0.84)         (0.98)         (0.67)           (0.74)
Net realized and unrealized
  gain (loss) on investments ..................           (3.91)          4.47           1.07           1.92             6.13
Distribution from net realized gain ...........            --            (3.51)         (0.25)         (7.81)           (4.15)
Distribution in excess of net
  realized gain on investments ................            --            (0.03)          --             --               --
                                                  -------------  -------------  -------------  -------------    -------------
Net increase (decrease) in net asset value ....           (3.90)          0.92           0.84          (5.90)            1.99
                                                  -------------  -------------  -------------  -------------    -------------
Net asset value at end of year ................   $       23.38  $       27.28  $       26.36  $       25.52    $       31.42
                                                  =============  =============  =============  =============    =============
Total Return (%) ..............................           (11.6)          20.5            8.2            8.2             23.7
Ratios:
Operating expenses to average net assets (%) ..            1.06           1.02           1.02           0.98             0.87
Net investment income to average net assets (%)            2.99           2.86           3.56           1.91             2.33
Portfolio turnover (%) ........................             230            200            280            386              192
Net assets at end of year (in thousands) ($) ..         654,468        908,928        940,930      1,192,154        1,216,523

               See accompanying notes to financial statements.

-------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 2000

1. The Fund is a diversified series of CGM Trust which is organized as a Massachusetts business trust under the laws of Massachusetts pursuant to an Agreement and Declaration of Trust. The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company. The Trust has four other Funds whose financial statements are not presented herein. Along with one other fund in a separate Trust, there are six CGM funds (CGM Funds). The Fund's objective is reasonable long-term capital appreciation with a prudent approach to protection of capital from undue risks. Current income is a consideration in the selection of the Fund's portfolio securities, but it is not a controlling factor.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with generally accepted accounting principles in the United States requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. SECURITY VALUATION -- Equity securities are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees, which provides the last reported sale price for securities listed on a national securities exchange or on the NASDAQ national market system or, if no sale was reported and in the case of over-the-counter securities not so listed, the last reported bid price. Corporate debt securities are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees, which determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. United States government debt securities are valued at the current closing bid, as last reported by a pricing service approved by the Board of Trustees. Short-term investments having a maturity of sixty days or less are stated at amortized cost, which approximates value. Other assets and securities which are not readily marketable will be valued in good faith at fair value using methods determined by the Board of Trustees.

B. SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date net of applicable foreign taxes. Interest income is recorded on the accrual basis. Net gain or loss on securities sold is determined on the identified cost basis. Dividend income received by the Fund from its investment in REITs may be comprised of ordinary income, capital gains, and return of capital.

    In November 2000, a revised AICPA Audit and Accounting Guide, Audits of Investment Companies, was issued, and is effective for fiscal years beginning after December 15, 2000. The revised Guide will require the Fund to amortize premium and discount on all fixed-income securities. Upon initial adoption, the Fund will be required to adjust the cost of its fixed-income securities by the cumulative amount of amortization that would have been recognized had amortization been in effect from the purchase date of each holding. Adopting this accounting principle will not affect the Fund's net asset value, but will change the classification of certain amounts between interest income and realized and unrealized gain/loss in the Statement of Operations. The Fund expects that the impact of the adoption of this principle will not be material to the Financial Statements.

C. FEDERAL INCOME TAXES -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute to its shareholders all of its taxable income and net realized capital gains, within the prescribed time period. Accordingly, no provision for federal income tax has been made. At December 31, 2000, there were capital loss carryovers available to offset future realized gains of $95,859,032 expiring in year 2008.

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends and distributions are recorded by the Fund on the ex-dividend date. The classification of income and capital gains distributions is determined in accordance with income tax regulations. Permanent book and tax differences relating to shareholder distributions may result in reclassifications to paid-in capital. Undistributed net investment income, accumulated net investment loss, or distributions in excess of net investment income may include temporary book and tax differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year. The Fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends deduction for income tax purposes.

E. INVESTMENT RISK -- There are certain additional risks involved in investing in foreign securities that are not inherent in investments in domestic securities. These risks may involve adverse political and economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times more volatile than securities of comparable U.S.
    companies and U.S. securities markets.

2. PURCHASES AND SALES OF SECURITIES -- For the year ended December 31, 2000, purchases and sales of securities other than United States government obligations and short-term investments aggregated $1,455,293,723 and $1,574,967,131, respectively. There were no purchases or sales of long-term United States government obligations.

3. A. MANAGEMENT FEES -- During the year ended December 31, 2000, the Fund incurred management fees of $6,541,792, paid or payable to the Fund's investment adviser, Capital Growth Management Limited Partnership
        (CGM), certain officers and directors of which are also officers and trustees of the Fund. The management agreement provides for a fee at the annual rate of 0.90% on the first $500 million of the Fund's average daily net assets, 0.80% of the next $500 million and 0.75% of such assets in excess of $1 billion.

    B. OTHER EXPENSES -- CGM performs certain administrative, accounting and other services for the Fund. The expenses of those services, which were paid to CGM by the Fund, include the following: (i) expenses for personnel performing bookkeeping, accounting and financial reporting functions and clerical functions relating to the Fund; (ii) expenses for services required in connection with the preparation of registration statements and prospectuses, shareholder reports and notices, proxy solicitation material furnished to shareholders of the Fund or regulatory authorities and reports and questionnaires for SEC compliance; and (iii) registration, filing and other fees in connection with requirements of regulatory authorities. The Accounting and Administration expense of $89,000, for the year ended December 31, 2000, is shown separately in the financial statements.

    C. TRUSTEES FEES AND EXPENSES -- The Fund does not pay any compensation directly to its officers or to any trustees who are directors, officers or employees of CGM, or any affiliate of CGM, (other than registered investment companies). Each other trustee is compensated by the six CGM Funds with an annual fee of $37,000 plus travel expenses for each meeting attended. Of this amount, each fund is responsible for $3,000 per trustee plus an annual variable fee calculated based on the proportion of each fund's average net assets relative to the aggregate average net assets of the CGM Funds, which for the year ended December 31, 2000 was $8,339 per trustee for the Fund.

                                CGM MUTUAL FUND
------------------------------------------------------------------------------
REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Trustees and Shareholders of CGM Mutual Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of CGM Mutual Fund at December 31, 2000, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2000 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
February 8, 2001

                                CGM MUTUAL FUND
--------------------------------------------------------------------------------

BOARD OF TRUSTEES                                 INVESTMENT ADVISER

PETER O. BROWN                                    CAPITAL GROWTH MANAGEMENT LIMITED PARTNERSHIP
G. KENNETH HEEBNER                                Boston, Massachusetts 02110
ROBERT L. KEMP
ROBERT B. KITTREDGE                               TRANSFER AND DIVIDEND PAYING
LAURENS MACLURE                                   AGENT AND CUSTODIAN OF ASSETS
JAMES VAN DYKE QUEREAU, JR.
J. BAUR WHITTLESEY                                STATE STREET BANK AND TRUST COMPANY
                                                  Boston, Massachusetts 02102
OFFICERS
                                                  SHAREHOLDER SERVICING AGENT
ROBERT L. KEMP, President                         FOR STATE STREET BANK AND
G. KENNETH HEEBNER, Vice President                TRUST COMPANY
LESLIE A. LAKE, Vice President and Secretary
KATHLEEN S. HAUGHTON, Vice President              BOSTON FINANCIAL DATA SERVICES, INC.
MARTHA I. MAGUIRE, Vice President                 P.O. Box 8511
W. DUGAL THOMAS, Vice President                   Boston, Massachusetts 02266-8511
MARY L. STONE, Assistant Vice President
FRANK N. STRAUSS, Treasurer

CGM
MUTUAL FUND

71st Annual Report
December 31, 2000

A No-Load Fund

[logo]
Investment Adviser
CAPITAL GROWTH MANAGEMENT
Limited Partnership

INVESTMENT ADVISER

CAPITAL GROWTH MANAGEMENT
LIMITED PARTNERSHIP
Boston, Massachusetts 02110

-------------------------------------------------------------------------------
TELEPHONE NUMBERS

For information about:
[]  Account Procedures and Status

[]  Redemptions

[]  Exchanges
    Call 800-343-5678

[]  New Account Procedures

[]  Prospectuses

[]  Performance
    Call 800-345-4048

------------------------------------------------------------------------------
MAILING ADDRESSES

FOR EXISTING ACCOUNTS

Boston Financial Data Services
P.O. Box 8511
Boston, MA 02266-8511

FOR NEW ACCOUNT APPLICATIONS ONLY

The CGM Funds
P.O. Box 449
Boston, MA 02117-0449
------------------------------------------------------------------------------

This report has been prepared for the shareholders of the Fund and is not authorized for distribution to current or prospective investors in the Fund unless it is accompanied or preceded by a prospectus.

MAR00                                                        Printed in U.S.A.

TO OUR SHAREHOLDERS:
--------------------------------------------------------------------------------

CGM American Tax Free Fund increased 4.2% during the fourth quarter of 2000 compared to the Lehman Municipal Bond Index which returned 4.4%. For the year just ended, CGM American Tax Free Fund increased 11.4% and the Lehman Municipal Bond Index returned 11.7%.

THE YEAR IN REVIEW AND ECONOMIC OUTLOOK
In the final quarter of 2000, all the Federal Reserve Board's wishes were granted: the pace of growth in the economy slowed; commodity prices declined, and the so-called irrational exuberance in investment markets vanished. The cooling economy has had dramatic psychological consequences as well. Recession is suddenly a growing concern. Central banks around the world raised short-term rates over the past year, which, combined with huge increases in the price of oil everywhere, has helped to bring about a global slowdown. Even the Fed has abandoned its inflationary caution to fret about "economic weakness" and in a surprise move on January 3, 2001, lowered the federal funds rate 50 basis points in an effort to bring down high real short-term rates.

Fortunately the price of oil is also coming down and the Fed action today may help to offset economic weakness. Additionally, should Congress pass tax cut legislation this coming year, more stimulus to the economy will be forthcoming.

The larger issue in the U.S. economy is the condition of the high tech and telecommunications markets which are currently in free fall in the stock market and faced with shrinking business, bad loans and surplus capacity. The dot-coms succumbed first, leaving numerous bankruptcies to litter the investment landscape in 2000. Recently, larger, well-established corporations have begun to experience the weakness. For example, AT&T has been forced to significantly lower dividends for the first time ever. Ongoing stress in these sectors could result in an avalanche of bad loans which will affect companies and banks alike.

PORTFOLIO STRATEGY
The tax-exempt market produced some of this past year's best investment returns. Flush state coffers and reduced refinancing needs limited the supply of new issues. Against a backdrop of falling interest rates and a volatile stock market, these factors fueled a demand driven rally in municipal bonds which lowered yields and narrowed quality spreads. For a change, demand from individual investors was the driving force in the market. Yields for issues of high tax states such as California fell sharply as investors scrambled to buy whatever was available. Unlike its taxable counterpart, the tax-exempt market experienced few credit problems and was viewed as a safe haven for cash exiting the stock market. Nonetheless, municipals continue to offer compelling taxable equivalent yields of nearly 9% for investors in the highest tax bracket.

CGM American Tax Free Fund's strong performance in 2000 derives from a fairly neutral interest rate bias which led us to remain fully invested with higher coupon issues and older discount issues blending to provide a higher than average yield.

Moving into the new year, we do not anticipate any major changes in the relative value of the municipal market vis-a-vis the taxable market. CGM American Tax Free Fund is well positioned to participate in the flat to declining interest rate environment we see at present.

CGM American Tax Free Fund's three largest sector positions are in the industrial revenue/pollution control, transportation and housing sectors. The Fund's three largest holdings on December 31, 2000, were Hopewell Industrial Development Authority (Stone Container), Howard County Maryland Multi-family Housing, Chase Glen Apartments (AvalonBay Properties) and E470 Colorado Public Highway Authority.


                /s/ Robert L. Kemp

                    Robert L. Kemp
                    President

                /s/ Janice H. Saul

                    Janice H. Saul
                    Portfolio Manager
January 3, 2001

--------------------------------------------------------------------------------
COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN CGM AMERICAN TAX FREE FUND AND THE LEHMAN MUNICIPAL BOND INDEX assuming reinvestment of dividends and capital gains

-------------------------------------
     CGM American Tax Free Fund
    Average Annual Total Returns
-------------------------------------
   1 year  5 year  Life of Fund*
    11.4%    4.7%       4.9%
*(Annualized from 11/10/93 - 12/31/00)
-------------------------------------
  Past performance is no indication
          of future results
-------------------------------------

                    CGM American             Lehman Municipal
                    Tax Free Fund               Bond Index
                    -------------               ----------
11/10/93              $10,000                    $10,000
1993                   10,290                     10,040
1994                    9,446                      9,518
1995                   11,147                     11,184
1996                   11,470                     11,676
1997                   12,503                     12,750
1998                   13,316                     13,579
1999                   12,609                     13,293
2000                   14,046                     14,849

CGM AMERICAN TAX FREE FUND
PORTFOLIO MANAGER
--------------------------------------------------------------------------------

Janice H. Saul joined Capital Growth Management in June 1993, and assumed management of CGM American Tax Free Fund at its inception, November 10, 1993. Ms. Saul's experience with municipal securities began in 1979 at Scudder, Stevens, and Clark. In 1983, she joined Loomis, Sayles and Company where she ran private accounts for nine years. From 1991 until May 1993, Ms. Saul managed a new long-term municipal bond fund at Loomis, Sayles and Company. Ms. Saul currently is also co-manager of CGM Fixed Income Fund.

INVESTMENT PERFORMANCE
(unaudited)
--------------------------------------------------------------------------------

Cumulative Total Return for Periods Ended
December 31, 2000

                                                                 CGM AMERICAN
                                                                 TAX FREE FUND
                                                                 -------------
5 Years .........................................................   +26.0%
1 Year ..........................................................   +11.4
3 Months ........................................................   + 4.2

The Fund's average annual total returns for the five year period ended December 31, 2000 and from inception (November 10, 1993) through December 31, 2000 are +4.7% and +4.9%, respectively. The adviser has agreed to absorb the Fund's total operating expenses through December 31, 2001. Otherwise, the Fund's total return for each period would have been lower.

The performance data contained in the report represent past performance. The investment return and the principal value of an investment in the Fund will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost.

                           CGM AMERICAN TAX FREE FUND
--------------------------------------------------------------------------------

BOARD OF TRUSTEES

PETER O. BROWN
G. KENNETH HEEBNER
ROBERT L. KEMP
ROBERT B. KITTREDGE
LAURENS MACLURE
JAMES VAN DYKE QUEREAU, JR.
J. BAUR WHITTLESEY

OFFICERS

ROBERT L. KEMP, President
G. KENNETH HEEBNER, Vice President
LESLIE A. LAKE, Vice President and Secretary
KATHLEEN S. HAUGHTON, Vice President
MARTHA I. MAGUIRE, Vice President
JANICE H. SAUL, Vice President
W. DUGAL THOMAS, Vice President
MARY L. STONE, Assistant Vice President
FRANK N. STRAUSS, Treasurer

INVESTMENT ADVISER

CAPITAL GROWTH MANAGEMENT LIMITED
PARTNERSHIP
Boston, Massachusetts 02110

TRANSFER AND DIVIDEND PAYING
AGENT AND CUSTODIAN OF ASSETS

STATE STREET BANK AND TRUST COMPANY
Boston, Massachusetts 02102

SHAREHOLDER SERVICING AGENT
FOR STATE STREET BANK AND
TRUST COMPANY

BOSTON FINANCIAL DATA SERVICES, INC.
P.O. Box 8511
Boston, Massachusetts 02266-8511

                                      CGM AMERICAN TAX FREE FUND
----------------------------------------------------------------------------------------------------------

INVESTMENTS AS OF DECEMBER 31, 2000
MUNICIPAL BONDS -- 98.5% OF TOTAL NET ASSETS
                                                                                   FACE
                                                                                  AMOUNT      VALUE(a)
                                                                                  ------      --------
CALIFORNIA -- 6.2%
  California State General Obligation Bonds, 4.50%, 12/01/21 ...............   $   500,000   $   460,470
  Los Angeles Regional Airport (United Airlines), 6.875%, 11/15/12 .........       500,000       518,760
                                                                                             -----------
                                                                                                 979,230
                                                                                             -----------
COLORADO -- 7.7%
  Denver City & County Airport, 5.25%, 11/15/23 ............................       500,000       502,785
  E470 Public Highway Authority, 5.00%, 9/01/26 ............................       750,000       724,710
                                                                                             -----------
                                                                                               1,227,495
                                                                                             -----------
FLORIDA -- 1.6%
  Polk County Industrial Development Authority Revenue Bonds
    (IMC Fertilizer),  7.525%, 1/01/15 .....................................       250,000       259,165
                                                                                             -----------
HAWAII -- 3.9%
  Hawaii State Housing and Community Development,
    6.00%, 7/01/15 .........................................................       500,000       526,985
  Honolulu City and County Mortgage Revenue (FHA Insured),
    7.80%, 7/01/24 .........................................................        90,000        92,533
                                                                                             -----------
                                                                                                 619,518
                                                                                             -----------
ILLINOIS -- 3.3%
  Illinois Student Assistance Loan, 5.75%, 3/01/07 .........................       500,000       525,575
                                                                                             -----------
KENTUCKY -- 2.6%
  Kenton County Airport Revenue Bonds (Delta Airlines),
     6.75%, 2/01/02 ........................................................       400,000       405,836
                                                                                             -----------
MARYLAND -- 5.0%
  Howard County Multi-family, Chase Glen Apartments
   (AvalonBay Properties),
      7.00%, 7/01/24 .......................................................       750,000       796,035
                                                                                             -----------
MASSACHUSETTS -- 2.3%
  Massachusetts Municipal Wholesale Electric Power Supply System,
    8.75%, 7/01/18 .........................................................       330,000       373,372
                                                                                             -----------
MICHIGAN -- 2.9%
  Michigan State Hospital Finance Authority, 5.50%, 11/15/08 ...............       460,000       459,968
                                                                                             -----------
MISSOURI -- 3.2%
  Missouri State Environmental Improvement and Energy,
    5.00%, 7/01/13 .........................................................       500,000       513,945
                                                                                             -----------
NEW JERSEY -- 8.9%
  New Jersey Economic Development Authority (Continental Airlines),
    6.625%, 9/15/12 ........................................................       325,000       327,720
  New Jersey Economic Development Authority (NJ Performing Arts Center),
    6.00%, 6/15/10 .........................................................       500,000       560,870
  New Jersey State Housing Series B, 6.05%, 11/01/17 .......................       500,000       528,750
                                                                                             -----------
                                                                                               1,417,340
                                                                                             -----------
NEW YORK -- 19.5%
  New York City Tobacco Amortization, 5.75%, 7/15/15 .......................       500,000       511,400
  New York General Obligation Bonds Series B, 8.25%, 6/01/05 ...............       100,000       115,616
  New York General Obligation Bonds Series J, 5.50%, 2/15/26 ...............       500,000       506,125
  New York State Dormitory Authority Revenue Bonds
    (City University Facilities), 5.75%, 7/01/13 ...........................       250,000       273,103
  New York State Dormitory Authority Revenue Bonds
    (State University Facilities), 5.875%, 5/15/11 .........................       250,000       275,810
  New York State Throughway Authority Service, 5.75%, 4/01/15 ..............       500,000       539,255
  Port Authority New York and New Jersey Special Obligation
    (Continental/Eastern), 9.125%, 12/01/15 ................................       395,000       408,489
  United Nations Development Corporation, 6.25%, 7/01/26 ...................       450,000       482,049
                                                                                             -----------
                                                                                               3,111,847
                                                                                             -----------
PENNSYLVANIA  -- 3.6%
  Philadelphia Water and Waste, 6.25%, 8/01/11 .............................       500,000       571,610
                                                                                             -----------
SOUTH CAROLINA -- 6.2%
  Georgetown County Pollution Control (International Paper),
    5.125%, 2/01/12 ........................................................       500,000       480,815
  South Carolina Transportation Infrastructure, 5.375%, 10/01/24 ...........       500,000       505,815
                                                                                             -----------
                                                                                                 986,630
                                                                                             -----------
TEXAS -- 7.8%
  Alliance Airport Authority Special Facilities Revenue Bonds
    (American Airlines, Inc. Project), 7.00%, 12/01/11  ....................       250,000       273,770
  Bexar County Health Facilities, 5.375%, 11/15/22 .........................       500,000       500,840
  Houston Independent School District, 4.75%, 2/15/22 ......................       500,000       468,295
                                                                                             -----------
                                                                                               1,242,905
                                                                                             -----------
VIRGINIA -- 13.8%
  Hopewell Industrial Development Authority (Stone Container),
    8.25%, 6/01/16 .........................................................     1,600,000     1,677,280
  Richmond Metropolitan Authority Expressway, 5.125%, 7/15/16 ..............       510,000       520,460
                                                                                             -----------
                                                                                               2,197,740
                                                                                             -----------
TOTAL INVESTMENTS -- 98.5% (Identified Cost $15,362,763)(b) ..............................    15,688,211
  Cash and Receivables ...................................................................       283,875
  Liabilities ............................................................................       (51,848)
                                                                                             -----------
TOTAL NET ASSETS -- 100.0% ...............................................................   $15,920,238
                                                                                             ===========
(a) See Note 1A.
(b) Federal Tax Information: At December 31, 2000 the net unrealized appreciation on investments based on cost of $15,362,763 for Federal income tax purposes was as follows:
    Aggregate gross unrealized appreciation for all investments in which there is an excess
      of value over tax cost ..............................................................  $   452,062
    Aggregate gross unrealized depreciation for all investments in which there is an excess
     of tax cost over value ...............................................................     (126,614)
                                                                                             -----------
    Net unrealized appreciation ...........................................................  $   325,448
                                                                                             ===========

                See accompanying notes to financial statements.

                           CGM AMERICAN TAX FREE FUND
--------------------------------------------------------------------------------

STATEMENT OF
ASSETS AND LIABILITIES

December 31, 2000

ASSETS
  Investments at value (Identified cost -- $15,362,763) .....      $15,688,211
  Cash ......................................................           29,532
  Receivable for:
    Shares of the Fund sold ....................     $  1,720
    Interest ...................................      252,623          254,343
                                                     --------      -----------
                                                                    15,972,086
                                                                   -----------
LIABILITIES
  Payable for:
    Shares of the Fund redeemed ................        1,200
    Expense advance from adviser ...............       35,127
    Distributions declared .....................       15,521           51,848
                                                 ------------  ---------------
NET ASSETS ..................................................      $15,920,238
                                                                   ===========
  Net Assets consist of:
    Capital paid-in .........................................      $17,425,466
    Undistributed net investment income .....................            1,022
    Accumulated net realized loss ...........................       (1,831,698)
    Unrealized appreciation on investments -- net ...........          325,448
                                                                   -----------
NET ASSETS ..................................................      $15,920,238
                                                                   ===========

  Shares of beneficial interest outstanding, no par value  ..        1,739,633
                                                                   ===========
  Net asset value per share* ................................            $9.15
                                                                   ===========

* Shares of the Fund are sold and redeemed at net asset value
  ($15,920,238 / 1,739,633).

                See accompanying notes to financial statements.

                           CGM AMERICAN TAX FREE FUND
-------------------------------------------------------------------------------

STATEMENT OF
OPERATIONS

Year Ended December 31, 2000

INVESTMENT INCOME
  Income
    Interest .................................................    $    915,337
                                                                  ------------
  Expenses
    Management fees ..........................................          89,985
    Trustees' fees ...........................................          18,420
    Accounting and Administration ............................           3,500
    Custodian ................................................          52,885
    Transfer agent ...........................................          23,075
    Audit and tax services ...................................          19,500
    Legal ....................................................             295
    Printing .................................................          12,875
    Registration .............................................          13,448
    Miscellaneous ............................................             370
                                                                  ------------
                                                                       234,353
    Less expenses assumed by the
      investment adviser .....................................        (234,353)
                                                                  ------------
    Net expenses .............................................               0
                                                                  ------------
    Net investment income ....................................         915,337
                                                                  ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Realized loss on investments -- net ........................        (128,097)
  Unrealized appreciation -- net .............................         841,759
                                                                  ------------
  Net gain on investments ....................................         713,662
                                                                  ------------
NET CHANGE IN ASSETS FROM OPERATIONS .........................    $  1,628,999
                                                                  ============

                See accompanying notes to financial statements.

                           CGM AMERICAN TAX FREE FUND
--------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS

                                                                   YEAR ENDED DECEMBER 31,
                                                              ----------------------------------
                                                                    2000              1999
                                                              ---------------   ---------------
FROM OPERATIONS
  Net investment income ....................................      $   915,337       $   980,333
  Net realized loss from investments .......................         (128,097)         (818,812)
  Unrealized appreciation (depreciation) ...................          841,759        (1,067,104)
                                                                  -----------       -----------
    Change in net assets from operations ...................        1,628,999          (905,583)
                                                                  -----------       -----------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income ....................................         (915,073)         (981,050)
                                                                  -----------       -----------
FROM CAPITAL SHARE TRANSACTIONS
  Proceeds from sale of shares .............................        1,567,424         2,645,611
  Net asset value of shares issued in connection with
    reinvestment of:
    Dividends from net investment income ...................          571,575           623,166
                                                                  -----------       -----------
                                                                    2,138,999         3,268,777
  Cost of shares redeemed ..................................       (1,931,568)       (4,089,411)
                                                                  -----------       -----------
    Change in net assets derived from capital share
      transactions .........................................          207,431          (820,634)
                                                                  -----------       -----------
  Total change in net assets ...............................          921,357        (2,707,267)

NET ASSETS
  Beginning of period ......................................       14,998,881        17,706,148
                                                                  -----------       -----------
  End of period (including undistributed net investment
    income of $1,022 and $758 respectively) ................      $15,920,238       $14,998,881
                                                                  ===========       ===========
NUMBER OF SHARES OF THE FUND:
  Issued from sale of shares ...............................          175,853           280,881
  Issued in connection with reinvestment of:
    Dividends from net investment income ...................           64,380            67,382
                                                                  -----------       -----------
                                                                      240,233           348,263
  Redeemed .................................................         (218,719)         (443,346)
                                                                  -----------       -----------
  Net change ...............................................           21,514           (95,083)
                                                                  ===========       ===========

                See accompanying notes to financial statements.

                                                  CGM AMERICAN TAX FREE FUND
----------------------------------------------------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
                                                                             YEAR ENDED DECEMBER 31,
                                                  ---------------------------------------------------------------------------
                                                       2000           1999          1998           1997            1996
                                                  -------------  -------------  -------------  -------------    -------------
For a share of the Fund outstanding throughout each year:

Net asset value at the beginning of year ......   $        8.73  $        9.77  $        9.70  $        9.46    $        9.77
                                                  -------------  -------------  -------------  -------------    -------------
Net investment income (a) .....................            0.54           0.54           0.55           0.58             0.58
Dividends from net investment income ..........           (0.54)         (0.54)         (0.55)         (0.58)           (0.58)
Net realized and unrealized gain (loss)
 on investments ...............................            0.42          (1.04)          0.07           0.24            (0.31)
                                                  -------------  -------------  -------------  -------------    -------------
Net increase (decrease) in net asset value ....            0.42          (1.04)          0.07           0.24            (0.31)
                                                  -------------  -------------  -------------  -------------    -------------
Net asset value at end of year ................   $        9.15  $        8.73  $        9.77  $        9.70    $        9.46
                                                  =============  =============  =============  =============    =============
Total Return (%) (b) ..........................            11.4           (5.3)           6.5            9.0              2.9

Ratios:
Operating expenses to average net assets (%) ..               0              0              0              0                0
Operating expenses to average net assets
before waiver (%) .............................            1.56           1.76           1.69           2.04             2.14
Net investment income to average net assets (%)            6.10           5.76           5.63           6.11             6.10
Portfolio turnover (%) ........................              20             53             37            140              107

Net assets at end of year (in thousands) ($) ..          15,920         14,999         17,706         14,443           12,430
(a) Net of fees waived and reimbursed
    amounted to ...............................   $        0.14  $        0.17  $        0.16  $        0.19    $        0.20
(b) The total return would have been lower had the total fees and expenses not been waived or reimbursed during the year.

               See accompanying notes to financial statements.

-------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 2000

1. The Fund is a diversified series of CGM Trust which is organized as a Massachusetts business trust under the laws of Massachusetts pursuant to an Agreement and Declaration of Trust. The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company. The Trust has four other funds whose financial statements are not presented herein. Along with one other fund in a separate Trust, there are six CGM funds (CGM Funds). The Fund commenced operations on November 10, 1993. The primary investment objective of the Fund is to provide high current income exempt from federal income tax. The Fund's secondary investment objective is capital appreciation.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with generally accepted accounting principles in the United States requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. SECURITY VALUATION -- Debt securities are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees, which determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Short-term investments having a maturity of sixty days or less are stated at amortized cost, which approximates value. Other assets and securities which are not readily marketable will be valued in good faith at fair value using methods determined by the Board of Trustees.

B. SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. The Fund may trade securities on other than normal settlement terms. This may increase the risk if the other party to the transaction fails to deliver and causes the Fund to subsequently invest at less advantageous prices. Interest income is recorded on the accrual basis. Interest income is accrued daily and includes accretion of discount and amortization of premium. Net gain or loss on securities sold is determined on the identified cost basis.

C. FEDERAL INCOME TAXES -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute to its shareholders all of its taxable and tax exempt income and net realized capital gains, within the prescribed time period. Accordingly, no provision for federal income tax has been made. At December 31, 2000, there were capital loss carryovers available to offset future realized gains of $659,836 expiring in the year 2002, $224,953 expiring in 2004, $818,812 expiring in 2007, and $128,097 expiring in 2008.

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends and distributions are recorded by the Fund on the ex-dividend date. The classification of income and capital gains distributions is determined in accordance with income tax regulations. Permanent book and tax differences relating to shareholder distributions may result in reclassifications to paid-in capital. Undistributed net investment income, accumulated net investment loss, or distributions in excess of net investment income may include temporary book and tax differences which will reverse in a subsequent period. Any income or gain remaining at fiscal year end is distributed in the following year.

E. OTHER -- The Fund has greater than 10% of its net assets at December 31, 2000 invested in New York and Virginia. There are certain risks arising from geographical concentration in any state. Certain revenue or tax related events in a state may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

2. PURCHASES AND SALES OF SECURITIES -- For the year ended December 31, 2000, purchases and sales of securities other than United States government obligations and short-term investments aggregated $3,313,194 and $2,865,505, respectively. There were no purchases or sales of United States government obligations.

3. A. MANAGEMENT FEES -- During the year ended December 31, 2000, the Fund incurred management fees of $89,985 payable to the Fund's investment adviser, Capital Growth Management Limited Partnership (CGM), certain officers and directors of which are also officers and trustees of the Fund. The management agreement provides for a fee at the annual rate of 0.60% on the first $500 million of the Fund's average daily net assets, 0.55% of the next $500 million and 0.45% of such assets in excess of $1 billion. CGM waived its entire fee for the year ended December 31, 2000. See Note 4. An affiliate of the investment advisor owns 6% of the Fund at December 31, 2000.

    B. OTHER EXPENSES -- CGM performs certain administrative, accounting and other services for the Fund. The expenses of those services, which are paid to CGM by the Fund, include the following: (i) expenses for personnel performing bookkeeping, accounting and financial reporting functions and clerical functions relating to the Fund; (ii) expenses for services required in connection with the preparation of registration statements and prospectuses, shareholder reports and notices, proxy solicitation material furnished to shareholders of the Fund or regulatory authorities and reports and questionnaires for SEC compliance; and (iii) registration, filing and other fees in connection with requirements of regulatory authorities. For the year ended December 31, 2000 these expenses amounted to $3,500 and are shown separately in the financial statements as Accounting and Administration. The entire expense was waived by CGM for the year ended December 31, 2000. See
        Note 4.

    C. TRUSTEES FEES AND EXPENSES -- The Fund does not pay any compensation directly to its officers or to any trustees who are directors, officers or employees of CGM, or any affiliate of CGM, other than registered investment companies. Each other trustee is compensated by the six CGM Funds with an annual fee of $37,000 plus travel expenses for each meeting attended. Of this amount, each fund is responsible for $3,000 per trustee plus an annual variable fee calculated based on the proportion of each fund's average net assets relative to the aggregate average net assets of the CGM Funds, which for the year ended December 31, 2000 was $159 per trustee for the Fund.

4. EXPENSE LIMITATION -- Until December 31, 2001, and, thereafter, until further notice to the Fund, CGM has voluntarily agreed to waive its management fee and to assume all expenses of the Fund. For the year ended December 31, 2000, CGM waived its entire management fee of $89,985, the entire Accounting and Administration expense of $3,500 and assumed other Fund expenses of $140,868.

                           CGM AMERICAN TAX FREE FUND
--------------------------------------------------------------------------------

REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Trustees and Shareholders of CGM American Tax Free Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of CGM American Tax Free Fund at December 31, 2000, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2000 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
February 8, 2001

CGM
AMERICAN
TAX FREE FUND

8th Annual Report
December 31, 2000

A No-Load Fund

[logo]
Investment Adviser
CAPITAL GROWTH MANAGEMENT
Limited Partnership

INVESTMENT ADVISER

CAPITAL GROWTH MANAGEMENT
LIMITED PARTNERSHIP
Boston, Massachusetts 02110

------------------------------------------------------------------------------
TELEPHONE NUMBERS

For information about:
[] Account Procedures and Status

[] Redemptions

[] Exchanges
   Call 800-343-5678

[] New Account Procedures

[] Prospectuses

[] Performance
   Call 800-345-4048

------------------------------------------------------------------------------
MAILING ADDRESSES

FOR EXISTING ACCOUNTS

Boston Financial Data Services
P.O. Box 8511
Boston, MA 02266-8511

FOR NEW ACCOUNT APPLICATIONS ONLY

The CGM Funds
P.O. Box 449
Boston, MA 02117-0449
------------------------------------------------------------------------------

This report has been prepared for the shareholders of the Fund and is not authorized for distribution to current or prospective investors in the Fund unless it is accompanied or preceded by a prospectus.

AAR00                                                        Printed in U.S.A.

TO OUR SHAREHOLDERS
--------------------------------------------------------------------------------
CGM Realty Fund increased 2.1% during the fourth quarter of 2000 compared to a return of 3.7% for the National Association of Real Estate Investment Trusts' (NAREIT) Equity REIT Index over the same period. For the year just ended, CGM Realty Fund increased 29.2% while the NAREIT Equity REIT Index grew 26.4%.

THE YEAR IN REVIEW AND ECONOMIC OUTLOOK
In the final quarter of 2000, all the Federal Reserve Board's wishes were granted: the pace of growth in the economy slowed; commodity prices declined, and the so-called irrational exuberance in investment markets vanished. The cooling economy has had dramatic psychological consequences as well. Recession is suddenly a growing concern. Central banks around the world raised short-term rates over the past year, which, combined with huge increases in the price of oil everywhere, has helped to bring about a global slowdown. Even the Fed has abandoned its inflationary caution to fret about "economic weakness" and in a surprise move on January 3, 2001, lowered the federal funds rate 50 basis points in an effort to bring down high real short-term rates.

Fortunately the price of oil is also coming down and the Fed action today may help to offset economic weakness. Additionally, should Congress pass tax cut legislation this coming year, more stimulus to the economy will be forthcoming.

The larger issue in the U.S. economy is the condition of the high tech and telecommunications markets which are currently in free fall in the stock market and faced with shrinking business, bad loans and surplus capacity. The dot-coms succumbed first, leaving numerous bankruptcies to litter the investment landscape in 2000. Recently, larger, well-established corporations have begun to experience the weakness. For example, AT&T has been forced to significantly lower dividends for the first time ever. Ongoing stress in these sectors could result in an avalanche of bad loans which will affect companies and banks alike.

The overpriced stock market we've experienced for some time now was troubling enough. But when underlying corporate earnings shrink or are non-existent, the potential for severe decline looms even greater. The overall picture looks bleaker still when we add to the mix the $85 billion that poured into the U.S. stock market from foreign investors over the past 12 months and is now poised to flee in light of our falling markets and the rising Euro.

Despite a less than optimistic general market view, we continue to believe many well-managed, more established companies that have been overlooked by investors for several years will provide value going forward.

PORTFOLIO STRATEGY
CGM Realty Fund was fully invested in real estate investment trusts throughout the year 2000. The Fund outperformed both the S&P 500 Index and the NAREIT Equity REIT Index for the year. Fund performance benefited from a number of significant gains in apartment and office and industrial REITs.

The Fund entered the year with more than half the portfolio invested in office and industrial REITs, but this position was reduced to fund more compelling opportunities in the apartment sector as the year progressed. A small position in hotel REITs was maintained throughout the year because of the low valuation and favorable outlook for these companies.

We remain optimistic about the prospects for our portfolio as we enter the year 2001, reflecting the modest valuations and continued projections of growth despite above-average economic uncertainty. The Fund's three largest holdings on December 31, 2000 were Apartment Investment and Management Company, SL Green Realty Corporation and Essex Property Trust, Inc.


                /s/ Robert L. Kemp

                    Robert L. Kemp
                    President

                /s/ G. Kenneth Heebner

                    G. Kenneth Heebner
                    Portfolio Manager
January 3, 2001

--------------------------------------------------------------------------------

COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN CGM REALTY FUND, THE UNMANAGED S&P 500 INDEX AND THE NAREIT EQUITY REIT INDEX.
assuming reinvestment of dividends and capital gains

-------------------------------------
           CGM Realty Fund
    Average Annual Total Returns
-------------------------------------
   1 year  5 year  Life of Fund*
    29.2%   13.8%      13.3%
*(Annualized from 5/13/94 - 12/31/00)
-------------------------------------
  Past performance is no indication
          of future results
-------------------------------------

                CGM           Unmanaged            NAREIT
             Realty Fund    S&P 500 Index     Equity Reit Index
--------------------------------------------------------------------------------
5/13/94        $10,000        $10,000             $10,000
12/31/94        10,020         10,340              10,320
1995            12,004         14,218              11,899
1996            17,298         17,488              16,099
1997            21,916         23,328              19,367
1998            17,270         30,000              15,978
1999            17,719         36,300              15,243
2000            22,893         32,997              19,267

CGM REALTY FUND
PORTFOLIO MANAGER
--------------------------------------------------------------------------------

G. Kenneth Heebner has managed CGM Realty Fund since its inception on May 13, 1994. In 1990, Mr. Heebner founded Capital Growth Management Limited Partnership with Robert L. Kemp. Prior to establishing the new company, Mr. Heebner managed mutual funds at Loomis, Sayles and Company. In addition to CGM Realty Fund, he currently manages CGM Capital Development Fund, CGM Mutual Fund and CGM Focus Fund and two other mutual funds. He also co-manages CGM Fixed Income Fund with Janice Saul.

INVESTMENT PERFORMANCE
(unaudited)
--------------------------------------------------------------------------------

Cumulative Total Return for Periods
Ended December 31, 2000

                                                       CGM
                                                   REALTY FUND
                                                     --------
5 Years ........................................      +90.8%
1 Year .........................................      +29.2
3 Months .......................................      + 2.1

The Fund's average annual total return since inception (May 13, 1994) through December 31, 2000 is +13.3%. The adviser limited the Fund's total operating expenses to 1.00% of its average net assets through December 31, 1997. Otherwise, the Fund's total return since inception and for the five year period would have been lower.

The performance data contained in the report represent past performance, which is no guarantee of future results. The investment return and the principal value of an investment in the Fund will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost.

                                CGM REALTY FUND
--------------------------------------------------------------------------------

BOARD OF TRUSTEES

PETER O. BROWN
G. KENNETH HEEBNER
ROBERT L. KEMP
ROBERT B. KITTREDGE
LAURENS MACLURE
JAMES VAN DYKE QUEREAU, JR.
J. BAUR WHITTLESEY

OFFICERS

ROBERT L. KEMP, President
G. KENNETH HEEBNER, Vice President
LESLIE A. LAKE, Vice President and Secretary
KATHLEEN S. HAUGHTON, Vice President
MARTHA I. MAGUIRE, Vice President
W. DUGAL THOMAS, Vice President
MARY L. STONE, Assistant Vice President
FRANK N. STRAUSS, Treasurer

INVESTMENT ADVISER

CAPITAL GROWTH MANAGEMENT LIMITED PARTNERSHIP
Boston, Massachusetts 02110

TRANSFER AND DIVIDEND PAYING
AGENT AND CUSTODIAN OF ASSETS

STATE STREET BANK AND TRUST COMPANY
Boston, Massachusetts 02102

SHAREHOLDER SERVICING AGENT
FOR STATE STREET BANK AND
TRUST COMPANY

BOSTON FINANCIAL DATA SERVICES, INC.
P.O. Box 8511
Boston, Massachusetts 02266-8511

                                         CGM REALTY FUND
------------------------------------------------------------------------------------------------

INVESTMENTS AS OF DECEMBER 31, 2000

REAL ESTATE INVESTMENT TRUSTS -- 99.2% OF TOTAL NET ASSETS
                                                                       SHARES          VALUE(a)
                                                                       ------          --------
APARTMENTS -- 36.0%
  Apartment Investment and Management Company ................         740,000     $  36,953,750
  Archstone Communities Trust ................................       1,062,000        27,346,500
  AvalonBay Communities, Inc. ................................         588,000        29,473,500
  BRE Properties, Inc. .......................................         878,000        27,821,625
  Charles E. Smith Residential Realty, Inc. ..................         550,000        25,850,000
  Essex Property Trust, Inc. .................................         590,000        32,302,500
                                                                                   -------------
                                                                                     179,747,875
                                                                                   -------------
HOTELS -- 11.4%
  Innkeepers USA Trust .......................................         270,000         2,986,875
  Lasalle Hotel Properties ...................................       1,147,000        17,420,062
  Legacy Hotels Real Estate Units ............................       3,481,500        19,608,528
  MeriStar Hospitality Corporation ...........................         867,000        17,069,063
                                                                                   -------------
                                                                                      57,084,528
                                                                                   -------------
OFFICE AND INDUSTRIAL -- 46.5%
  Alexandria Real Estate Equity ..............................         175,000         6,507,812
  Bedford Property Investors, Inc. ...........................       1,440,000        29,160,000
  Boston Properties, Inc. ....................................         550,000        23,925,000
  Brandywine Realty Trust ....................................         974,500        20,159,969
  CarrAmerica Realty Corporation .............................         930,000        29,120,625
  Equity Office Properties Trust .............................         795,000        25,936,875
  Great Lakes REIT ...........................................         389,600         6,769,300
  Kilroy Realty Corporation ..................................         150,000         4,209,375
  Prentiss Properties Trust ..................................         878,500        23,664,594
  Reckson Associates Realty Corporation ......................       1,055,000        26,440,938
  SL Green Realty Corporation ................................       1,309,000        36,652,000
                                                                                   -------------
                                                                                     232,546,488
                                                                                   -------------
RESIDENTIAL -- 5.3%
  Equity Residential Property Trust ..........................         475,000        26,273,437
                                                                                   -------------

  TOTAL REAL ESTATE INVESTMENT TRUSTS (Identified Cost $445,023,032) .........       495,652,328
                                                                                   -------------
                                                                       FACE
SHORT-TERM INVESTMENT -- 0.9%                                         AMOUNT          VALUE(a)
                                                                      ------          --------
    American Express Credit Corporation, 6.48%, 1/02/01 (Cost
      $4,540,000) ............................................      $4,540,000     $   4,540,000
                                                                    ---------

TOTAL INVESTMENTS -- 100.1% (Identified Cost $449,563,032)(b) ..............         500,192,328
    Cash and receivables ...................................................           5,211,753
    Liabilities ............................................................          (5,482,564)
                                                                                   -------------
TOTAL NET ASSETS -- 100% ...................................................       $ 499,921,517
                                                                                   =============

(a) See Note 1A.
(b) Federal Tax Information: At December 31, 2000 the net unrealized appreciation on investments based on cost of $450,466,737 for Federal income tax purposes was as follows:
    Aggregate gross unrealized appreciation for all investments in which
      there is an excess of value over tax cost ............................       $  56,454,103
    Aggregate gross unrealized depreciation for all investments in which
      there is an excess of tax cost over value ............................          (6,728,512)
                                                                                   -------------
Net unrealized appreciation ................................................       $  49,725,591
                                                                                   =============

                See accompanying notes to financial statements.

                                CGM REALTY FUND
--------------------------------------------------------------------------------

STATEMENT OF
ASSETS AND LIABILITIES

December 31, 2000

ASSETS
 Investments at value (Identified cost -- $449,563,032) ....      $500,192,328
 Cash ......................................................            32,518
 Foreign cash at value (Identified Cost -- $490,639) .......           496,133
 Receivable for:
  Securities sold .............................    $  85,000
  Shares of the Fund sold .....................      226,854
  Dividends and interest ......................    4,371,248         4,683,102
                                                  ----------      ------------
                                                                   505,404,081
                                                                  ------------
LIABILITIES
 Payable for:
  Securities purchased ........................    3,116,784
  Shares of the Fund redeemed .................    1,339,841
  Distributions declared ......................      493,303         4,949,928
                                                  ----------
 Accrued expenses:
  Management fees .............................      354,252
  Trustees' fees ..............................        8,908
  Accounting and Administration ...............        3,543
  Transfer Agent fees .........................      105,737
  Other expenses ..............................       60,196           532,636
                                                  ----------      ------------
                                                                     5,482,564
                                                                  ------------
NET ASSETS .................................................      $499,921,517
                                                                  ============
 Net Assets consist of:
  Capital paid-in ..........................................      $521,330,486
  Accumulated net realized loss on investments and foreign
    currency -- net ........................................       (72,043,759)
  Unrealized appreciation on investments and foreign
    currency -- net ........................................        50,634,790
                                                                  ------------
NET ASSETS .................................................      $499,921,517
                                                                  ============
 Shares of beneficial interest outstanding, no par value  ..        36,955,235
                                                                  ============
 Net asset value per share* ................................            $13.53
                                                                  ============
*Shares of the Fund are sold and redeemed at net asset value
 ($499,921,517 / 36,955,235).

                See accompanying notes to financial statements.

                                CGM REALTY FUND
--------------------------------------------------------------------------------

STATEMENT OF
OPERATIONS

Year Ended December 31, 2000

INVESTMENT INCOME
 Income
  Dividends (net of withholding tax of $197,468) ...............  $ 23,646,312
  Interest .....................................................       201,478
                                                                  ------------
                                                                    23,847,790
                                                                  ------------
 Expenses
  Management fees ..............................................     3,831,060
  Trustees' fees ...............................................        35,961
  Accounting and Administration ................................        42,500
  Custodian ....................................................       127,016
  Transfer agent ...............................................       423,178
  Audit and tax services .......................................        23,250
  Legal ........................................................        36,725
  Printing .....................................................        28,932
  Registration .................................................        24,711
  Line of credit commitment fee ................................        20,752
  Miscellaneous ................................................         1,713
                                                                  ------------
                                                                     4,595,798
                                                                  ------------
 Net investment income .........................................    19,251,992
                                                                  ------------
REALIZED AND UNREALIZED GAIN
 ON INVESTMENTS AND FOREIGN CURRENCY
 TRANSACTIONS
  Realized gain on investments and foreign currency
    transactions -- net ........................................    29,839,849
  Unrealized appreciation -- net ...............................    69,097,707
                                                                  ------------
  Net gain on investments and foreign currency transactions.....    98,937,556
                                                                  ------------
NET CHANGE IN ASSETS FROM OPERATIONS ...........................  $118,189,548
                                                                  ============

                See accompanying notes to financial statements.

                                                  CGM REALTY FUND
--------------------------------------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS
                                                                                   YEAR ENDED DECEMBER 31,
                                                                                ------------------------------
                                                                                     2000            1999
                                                                                -------------    -------------
FROM OPERATIONS
  Net investment income .....................................................   $  19,251,992    $  21,586,757
  Net realized gain (loss) from investments and foreign currency transactions      29,839,849      (45,412,260)
  Unrealized appreciation ...................................................      69,097,707       30,550,000
                                                                                -------------    -------------
    Change in net assets from operations ....................................     118,189,548        6,724,497
                                                                                -------------    -------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income .....................................................     (19,251,992)     (21,590,268)
  Tax return of capital .....................................................            --         (5,419,920)
  In excess of net investment income ........................................      (7,711,141)            --
                                                                                -------------    -------------
                                                                                  (26,963,133)     (27,010,188)
                                                                                -------------    -------------
FROM CAPITAL SHARE TRANSACTIONS
  Proceeds from sale of shares ..............................................     192,289,543      114,813,735
  Net asset value of shares issued in connection with reinvestment of:
    Dividends from net investment income ....................................      16,682,210       18,377,972
    Tax return of capital ...................................................            --          4,617,260
    Distributions in excess of net investment income ........................       6,681,848             --
                                                                                -------------    -------------
                                                                                  215,653,601      137,808,967
  Cost of shares redeemed ...................................................    (178,788,074)    (164,595,173)
                                                                                -------------    -------------
    Change in net assets derived from capital share transactions ............      36,865,527      (26,786,206)
                                                                                -------------    -------------
  Total change in net assets ................................................     128,091,942      (47,071,897)

NET ASSETS
  Beginning of period .......................................................     371,829,575      418,901,472
                                                                                -------------    -------------
  End of period .............................................................   $ 499,921,517    $ 371,829,575
                                                                                =============    =============
NUMBER OF SHARES OF THE FUND:
  Issued from sale of shares ................................................      15,884,492        9,813,829
  Issued in connection with reinvestment of:
    Dividends from net investment income ....................................       1,286,992        1,619,271
    Distributions from tax return of capital ................................            --            406,824
    Distributions in excess of net investment income ........................         515,489             --
                                                                                -------------    -------------
                                                                                   17,686,973       11,839,924
  Redeemed ..................................................................     (14,284,349)     (14,444,831)
                                                                                -------------    -------------
  Net change ................................................................       3,402,624        2,604,907
                                                                                =============    =============

                See accompanying notes to financial statements.

                                                            CGM REALTY FUND
------------------------------------------------------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

                                                                        FOR THE YEAR ENDED DECEMBER 31,
                                                 -----------------------------------------------------------------------------
                                                     2000              1999              1998            1997            1996
                                                    ------            ------            ------          ------          ------
For a share of the Fund outstanding throughout each year:
Net asset value at the beginning of year ....       $11.08            $11.59            $15.60          $14.50          $10.89
                                                    ------            ------            ------          ------          ------
Net investment income (a) ...................         0.52              0.65              0.59            0.64            0.52

Dividends from net investment income ........        (0.52)            (0.65)            (0.59)          (0.64)          (0.52)
Distributions from net realized gain ........       --                --                --               (2.03)          (0.41)
Distributions from tax return of capital ....       --                 (0.16)            (0.16)          (0.04)          --
Distributions in excess of net investment
  income ....................................        (0.21)           --                --               --              (0.12)
                                                    ------            ------            ------          ------          ------
Total Distributions .........................        (0.73)            (0.81)            (0.75)          (2.71)          (1.05)
                                                    ------            ------            ------          ------          ------
Net realized and unrealized gain (loss) on
  investments                                         2.66             (0.35)            (3.85)           3.17            4.14
                                                    ------            ------            ------          ------          ------
Net increase (decrease) in net asset value ..         2.45             (0.51)            (4.01)           1.10            3.61
                                                    ------            ------            ------          ------          ------
Net asset value at end of year ..............       $13.53            $11.08            $11.59          $15.60          $14.50
                                                    ======            ======            ======          ======          ======
Total Return (%) ............................         29.2               2.6             (21.2)           26.7(b)         44.1(b)
Ratios:
Operating expenses to average net assets (%)          1.02              1.06              1.04            1.00            1.00
Operating expenses to average net assets
  before expense limitation (%) .............       N/A               N/A               N/A               1.07            1.25
Net investment income to average net assets(%)        4.27              5.50              4.35            4.48            4.97
Portfolio turnover (%) ......................           78                49                86             128              57
Net assets at end of year (in thousands) ($)       499,922           371,830           418,901         489,449         161,727

(a) Net of reimbursement which amounted to ..       N/A               N/A               N/A             $ 0.01          $ 0.02
(b) The total return would have been lower had certain expenses not been reduced during the year.

                See accompanying notes to financial statements.

                                CGM REALTY FUND
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 2000

1. The Fund is a diversified series of CGM Trust which is organized as a Massachusetts business trust under the laws of Massachusetts pursuant to an Agreement and Declaration of Trust. The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company. The Trust has four other funds whose financial statements are not presented herein. Along with one other fund in a separate Trust, there are six CGM funds (CGM Funds). The Fund commenced operations on May 13, 1994. The Fund's investment objective is to earn above-average income and long-term growth of capital. The Fund intends to pursue its objective by investing primarily in equity securities of companies in the real estate industry.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with generally accepted accounting principles in the United States requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. SECURITY VALUATION -- Equity securities are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees, which provides the last reported sale price for securities listed on a national securities exchange or on the NASDAQ national market system or, if no sale was reported and in the case of over-the-counter securities not so listed, the last reported bid price. Short-term investments having a maturity of sixty days or less are stated at amortized cost, which approximates value. Other assets and securities which are not readily marketable will be valued in good faith at fair value using methods determined by the Board of Trustees.

B. SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date net of applicable foreign taxes. Interest income is recorded on the accrual basis. Net gain or loss on securities sold is determined on the identified cost basis. Dividend income received by the Fund from its investment in REITs may consist of ordinary income, capital gains and return of capital.

C. FEDERAL INCOME TAXES -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute to its shareholders all of its taxable income and net realized capital gains, within the prescribed time period. Accordingly, no provision for federal income tax has been made. At December 31, 2000 there were capital loss carry-overs available to offset future realized gains of $26,347,081 expiring in the year 2006 and $44,792,972 expiring in the year 2007.

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends and distributions are recorded by the Fund on the ex-dividend date. The classification of income and capital gains distributions is determined in accordance with income tax regulations. Permanent book and tax differences relating to shareholder distributions may result in reclassifications to paid-in capital. Undistributed net investment income, accumulated net investment loss, or distributions in excess of net investment income may include temporary book and tax differences, which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

E. FOREIGN CURRENCY TRANSLATION -- All assets and liabilities initially expressed in terms of foreign currencies are translated into U.S. dollars. Transactions affecting statement of operations accounts and net realized gain/(loss) on investments are translated at the rates prevailing at the dates of the transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Reported net realized foreign exchange gains or losses arise from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

F. INVESTMENT RISK -- There are certain additional risks involved in investing in foreign securities that are not inherent in investments in domestic securities. These risks may involve adverse political and economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times more volatile than securities of comparable U.S.
    companies and U.S. securities markets.

2. PURCHASES AND SALE OF SECURITIES -- For the year ended December 31, 2000, purchases and sales of securities other than United States government obligations and short-term investments aggregated $387,082,345 and $347,379,206, respectively. There were no purchases or sales of United States government obligations.

3. A. MANAGEMENT FEES -- During the year ended December 31, 2000, the Fund incurred management fees of $3,831,060, paid or payable to the Fund's investment adviser, Capital Growth Management Limited Partnership
        (CGM), certain officers and directors of which are also officers and trustees of the Fund. The management agreement provides for a fee at the annual rate of 0.85% on the first $500 million of the Fund's average daily net assets and 0.75% on amounts in excess of $500 million.

    B. OTHER EXPENSES -- CGM performs certain administrative, accounting and other services for the Fund. The expenses of those services, which are paid to CGM by the Fund, include the following: (i) expenses for personnel performing bookkeeping, accounting and financial reporting functions and clerical functions relating to the Fund; (ii) expenses for services required in connection with the preparation of registration statements and prospectuses, shareholder reports and notices, proxy solicitation material furnished to shareholders of the Fund or regulatory authorities and reports and questionnaires for SEC compliance; and (iii) registration, filing and other fees in connection with requirements of regulatory authorities. For the year ended December 31, 2000 these expenses amounted to $42,500 and are shown separately in the financial statements as Accounting and Administration.

    C. TRUSTEES FEES AND EXPENSES -- The Fund does not pay any compensation directly to its officers or to any trustees who are directors, officers or employees of CGM, or any affiliate of CGM (other than registered investment companies). Each other trustee is compensated by the six CGM Funds with an annual fee of $37,000 plus travel expenses for each meeting attended. Of this amount, each fund is responsible for $3,000 per trustee plus an annual variable fee calculated based on the proportion of each fund's average net assets relative to the aggregate average net assets of the CGM Funds, which for the year ended December 31, 2000 was $3,666 per trustee for the Fund.

4. LINE OF CREDIT -- The Fund has a $20,000,000 committed unsecured line of credit with its custodian bank. Borrowings under the line will be charged interest at 0.75% over the current Overnight Federal Funds Rate. The Fund will incur a commitment fee of 0.10% per annum on the unused portion of the line of credit, payable quarterly. There were no borrowings under the line of credit during the year ended December 31, 2000.

                                CGM REALTY FUND
-------------------------------------------------------------------------------

REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Trustees and Shareholders of CGM Realty Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of CGM Realty Fund at December 31, 2000, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2000 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
February 8, 2001

CGM
REALTY FUND

7th Annual Report
December 31, 2000

A No-Load Fund

[logo]
Investment Adviser
CAPITAL GROWTH MANAGEMENT
Limited Partnership

INVESTMENT ADVISER

CAPITAL GROWTH MANAGEMENT
LIMITED PARTNERSHIP
Boston, Massachusetts 02110

------------------------------------------------------------------------------
TELEPHONE NUMBERS

For information about:
[]  Account Procedures and Status

[]  Redemptions

[]  Exchanges
    Call 800-343-5678

[]  New Account Procedures

[]  Prospectuses

[]  Performance
    Call 800-345-4048

------------------------------------------------------------------------------
MAILING ADDRESSES

FOR EXISTING ACCOUNTS

Boston Financial Data Services
P.O. Box 8511
Boston, MA 02266-8511

FOR NEW ACCOUNT APPLICATIONS ONLY

The CGM Funds
P.O. Box 449
Boston, MA 02117-0449
------------------------------------------------------------------------------

This report has been prepared for the shareholders of the Fund and is not authorized for distribution to current or prospective investors in the Fund unless it is accompanied or preceded by a prospectus.

RAR00                                                        Printed in U.S.A.

TO OUR SHAREHOLDERS:
--------------------------------------------------------------------------------
CGM Focus Fund increased 44.4% during the fourth quarter of 2000 while the unmanaged Standard and Poor's 500 Index declined -7.8%. For the year just ended, CGM Focus Fund increased 53.9% outperforming the unmanaged S&P 500 Index which declined -9.1%.

THE YEAR IN REVIEW AND ECONOMIC OUTLOOK
In the final quarter of 2000, all the Federal Reserve Board's wishes were granted: the pace of growth in the economy slowed; commodity prices declined, and the so-called irrational exuberance in investment markets vanished. The cooling economy has had dramatic psychological consequences as well. Recession is suddenly a growing concern. Central banks around the world raised short-term rates over the past year, which, combined with huge increases in the price of oil everywhere, has helped to bring about a global slowdown. Even the Fed has abandoned its inflationary caution to fret about "economic weakness" and in a surprise move on January 3, 2001, lowered the federal funds rate 50 basis points in an effort to bring down high real short-term rates.

Fortunately the price of oil is also coming down and the Fed action today may help to offset economic weakness. Additionally, should Congress pass tax cut legislation this coming year, more stimulus to the economy will be forthcoming.

The larger issue in the U.S. economy is the condition of the high tech and telecommunications markets which are currently in free fall in the stock market and faced with shrinking business, bad loans and surplus capacity. The dot-coms succumbed first, leaving numerous bankruptcies to litter the investment landscape in 2000. Recently, larger, well-established corporations have begun to experience the weakness. For example, AT&T has been forced to significantly lower dividends for the first time ever. Ongoing stress in these sectors could result in an avalanche of bad loans which will affect companies and banks alike.

The overpriced stock market we've experienced for some time now was troubling enough. But when underlying corporate earnings shrink or are non-existent, the potential for severe decline looms even greater. The overall picture looks bleaker still when we add to the mix the $85 billion that poured into the U.S. stock market from foreign investors over the past 12 months and is now poised to flee in light of our falling markets and the rising Euro.

Despite a less than optimistic general market view, we continue to believe many well-managed, more established companies that have been overlooked by investors for several years will provide value going forward.

PORTFOLIO STRATEGY
CGM Focus Fund significantly outperformed the S&P 500 Index during the year 2000. The most important contributor to the Fund's considerable positive return was gains from short sales of technology stocks. The Fund also realized gains in Philip Morris and in a number of special situations, but experienced losses in raw materials stocks.

The Fund entered the year 2000 with 41% of the portfolio invested in raw materials stocks and a negligible short position. During the year, most of the raw materials stocks were sold and the technology short position was increased to 56% of the portfolio at year-end. The Fund's three largest short positions on December 31, 2000 were Amazon.com, Inc., Allegiance Telecom, Inc. and Level 3 Communications, Inc.

The Fund also established a major position in real estate investment trusts and homebuilders and, at year-end, these groups represented 35% of the portfolio excluding securities sold short. CGM Focus Fund's three largest holdings on December 31, 2000, excluding shorts, were the Timberland Company, NVR, Inc. and the Philip Morris Companies, Inc.


                /s/ Robert L. Kemp

                    Robert L. Kemp
                    President

                /s/ G. Kenneth Heebner

                    G. Kenneth Heebner
                    Portfolio Manager

January 3, 2001

--------------------------------------------------------------------------------

COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN CGM FOCUS FUND AND THE UNMANAGED S&P 500 INDEX.
assuming reinvestment of dividends and capital gains.

-------------------------------------
           CGM Focus Fund
    Average Annual Total Returns
-------------------------------------
   1 year          Life of Fund*
    53.9%              15.6%
*(Annualized from 9/3/97 - 12/31/00)
-------------------------------------
  Past performance is no indication
          of future results
-------------------------------------

                           CGM                   Unmanaged S&P
                        Focus Fund                500 Index
--------------------------------------------------------------------------------
9/3/97                   $10,000                  $10,000
12/31/97                   9,380                   10,490
1998                       9,708                   13,490
1999                      10,534                   16,323
2000                      16,211                   14,838

CGM FOCUS FUND
PORTFOLIO MANAGER
--------------------------------------------------------------------------------

G. Kenneth Heebner has managed CGM Focus Fund since its inception on September 3, 1997. In 1990, Mr. Heebner founded Capital Growth Management Limited Partnership with Robert L. Kemp. Prior to establishing the new company, Mr. Heebner managed mutual funds at Loomis, Sayles and Company. In addition to CGM Focus Fund, he currently manages CGM Capital Development Fund, CGM Mutual Fund, CGM Realty Fund and two other mutual funds. He also co-manages CGM Fixed Income Fund with Janice Saul.

INVESTMENT PERFORMANCE
(unaudited)
--------------------------------------------------------------------------------

Cumulative Total Return for Periods Ended
December 31, 2000

                                                                 CGM FOCUS
                                                                   FUND
                                                               ------------
3 Years .......................................................   +72.8%
1 Year ........................................................   +53.9
3 Months ......................................................   +44.4

The Fund's average annual total return since inception (September 3, 1997) through December 31, 2000 is +15.6%. The adviser has agreed to limit the Fund's total operating expenses to 1.20% of its average net assets through December 31, 2001. Otherwise, for each period, the Fund's total return would have been lower.

The performance data contained in the report represent past performance, which is no guarantee of future results. The investment return and the principal value of an investment in the Fund will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost.

                                 CGM FOCUS FUND
--------------------------------------------------------------------------------

BOARD OF TRUSTEES

PETER O. BROWN
G. KENNETH HEEBNER
ROBERT L. KEMP
ROBERT B. KITTREDGE
LAURENS MACLURE
JAMES VAN DYKE QUEREAU, JR.
J. BAUR WHITTLESEY

OFFICERS

ROBERT L. KEMP, President
G. KENNETH HEEBNER, Vice President
LESLIE A. LAKE, Vice President and Secretary
KATHLEEN S. HAUGHTON, Vice President
MARTHA I. MAGUIRE, Vice President
W. DUGAL THOMAS, Vice President
MARY L. STONE, Assistant Vice President
FRANK N. STRAUSS, Treasurer

INVESTMENT ADVISER

CAPITAL GROWTH MANAGEMENT LIMITED PARTNERSHIP
Boston, Massachusetts 02110

TRANSFER AND DIVIDEND PAYING
AGENT AND CUSTODIAN OF ASSETS

STATE STREET BANK AND TRUST COMPANY
Boston, Massachusetts 02102

SHAREHOLDER SERVICING AGENT
FOR STATE STREET BANK AND
TRUST COMPANY

BOSTON FINANCIAL DATA SERVICES, INC.
P.O. Box 8511
Boston, Massachusetts 02266-8511

                                 CGM FOCUS FUND
--------------------------------------------------------------------------------

INVESTMENTS AS OF DECEMBER 31, 2000

COMMON STOCKS -- 76.6% OF TOTAL NET ASSETS                 SHARES    VALUE(a)
                                                           ------    --------
BEVERAGES AND TOBACCO -- 5.6%
  Philip Morris Companies, Inc.(b) .................       101,000  $ 4,444,000
                                                                    -----------
HEALTH CARE SERVICES -- 5.1%
  UnitedHealth Group, Inc.(b) ......................        66,000    4,050,750
                                                                    -----------
HOME BUILDING PRODUCTS -- 2.8%
  Ryland Group, Inc. ...............................        55,000    2,241,250
                                                                    -----------
HOUSING AND BUILDING MATERIAL -- 17.3%
  Beazer Homes USA, Inc.(c) ........................        40,000    1,600,000
  M.D.C. Holdings, Inc. ............................       100,000    3,295,000
  NVR, Inc.(c) .....................................        37,000    4,573,200
  Standard Pacific Corporation .....................       180,000    4,207,500
                                                                    -----------
                                                                     13,675,700
                                                                    -----------
INSURANCE -- 3.5%
  Everest Reinsurance Group Ltd. ...................        39,000    2,793,375
                                                                    -----------
METALS AND MINING -- 4.4%
  Inco Limited(b)(c) ...............................       205,000    3,435,800
                                                                    -----------
OIL -- INDEPENDENT PRODUCTION -- 4.3%
  EOG Resources, Inc. ..............................        62,000    3,390,625
                                                                    -----------
OIL -- MAJOR INTERGRATED -- 2.9%
  Petroleo Brasileiro S.A. ADR(b)(c)(d) ............        90,000    2,272,500
                                                                    -----------
REAL ESTATE INVESTMENT TRUSTS -- 14.4%
  Apartment Investment and Management Company(b) ...        77,000    3,845,188
  AvalonBay Communities, Inc.(b) ...................        73,000    3,659,125
  Essex Property Trust, Inc.(b) ....................        70,000    3,832,500
                                                                    -----------
                                                                     11,336,813
                                                                    -----------
RETAIL -- 5.2%
  Footstar, Inc.(b)(c) .............................        82,000    4,059,000
                                                                    -----------
STEEL -- 3.5%
  Companhia Siderurgica National Sponsored ADR(b)(d)        85,000    2,741,250
                                                                    -----------
TEXTILE AND APPAREL -- 7.6%
  Timberland Company(b)(c) .........................        90,000    6,018,750
                                                                    -----------
TOTAL COMMON STOCKS (Identified Cost $50,949,790) ................   60,459,813
                                                                    -----------

SHORT-TERM INVESTMENT -- 2.8%                             FACE
                                                         AMOUNT
                                                      -----------
 American Express Credit Corporation, 6.48%
   1/02/01 (Cost $2,195,000) .......................    $2,195,000  $ 2,195,000
                                                                    -----------
TOTAL INVESTMENTS -- 79.4% (Identified Cost
   $53,144,790)(e) ...............................................   62,654,813
   Cash, receivables and other assets ............................   62,894,106
   Liabilities ...................................................  (46,659,736)
                                                                    -----------
TOTAL NET ASSETS -- 100.0% .......................................  $78,889,183
                                                                    -----------

SECURITIES SOLD SHORT -- 56.3% (PROCEEDS $59,514,849)      SHARES
                                                         -----------
   Aether Systems, Inc. ............................        90,000    3,521,250
   Akamai Technologies, Inc. .......................       160,000    3,370,000
   Allegiance Telecom, Inc. ........................       170,000    3,785,156
   Amazon.com, Inc. ................................       365,000    5,680,313
   CTC Communications  Group, Inc. .................       135,100      624,838
   Exodus Communications, Inc. .....................       170,000    3,400,000
   Global Crossing Ltd. ............................       200,000    2,862,500
   Level 3 Communications, Inc. ....................       110,000    3,609,375
   Lucent Technologies, Inc. .......................        50,000      675,000
   Metricom, Inc. ..................................       130,000    1,308,125
   RCN Corporation .................................       490,000    3,093,125
   StorageNetworks, Inc. ...........................       145,000    3,597,812
   Sycamore Networks ...............................        80,000    2,980,000
   Teligent, Inc. ..................................       185,000      358,437
   Williams Communications Group, Inc. .............       172,000    2,021,000
   XO Communications, Inc. .........................       200,000    3,562,500
                                                                    -----------
                                                                    $44,449,431
                                                                    ===========

(a) See Note 1A.
(b) A portion of this security has been segregated as collateral in connection with short sale investments (See Note 1F).
(c) Non-income producing security.
(d) An American Depository Receipt (ADR) is a certificate issued by a U.S.
    bank representing the right to receive securities of the foreign issuer described. The values of ADRs are significantly influenced by trading on exchanges not located in the United States or Canada.
(e) Federal Tax Information: At December 31, 2000 the net unrealized appreciation on investments based on cost of $53,672,018 for Federal income tax purposes was as follows:
    Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost ..........  $ 9,223,810
    Aggregate gross unrealized depreciation for all investments in
     which there is an excess of tax cost over value .............     (241,015)
                                                                    -----------
Net unrealized appreciation ......................................  $ 8,982,795
                                                                    ===========

                See accompanying notes to financial statements.

                                 CGM FOCUS FUND
--------------------------------------------------------------------------------

STATEMENT OF
ASSETS AND LIABILITIES

December 31, 2000

ASSETS
 Investments at value (Identified cost -- $53,144,790) ......      $ 62,654,813
 Cash .......................................................             3,443
 Restricted cash ............................................        61,866,607
 Receivable for:
  Shares of the Fund sold .....................    $  791,880
  Dividends and interest ......................       201,889           993,769
                                                   ----------
 Unamortized organizational expenses ........................            30,287
                                                                   ------------
                                                                    125,548,919
                                                                   ------------
LIABILITIES
Securities sold short at current market value
  (Proceeds $59,514,849) ......................    44,449,431
 Payable for:
  Securities purchased ........................     1,998,765
  Shares of the Fund redeemed .................        30,130
  Tax withholding liability ...................           318
  Distributions declared ......................        53,438        46,532,082
                                                   ----------
 Accrued expenses:
  Management fees .............................        47,174
  Trustees' fees ..............................         5,281
  Accounting and administration fees ..........         1,000
  Transfer Agent fees .........................        21,683
  Other expenses ..............................        52,516           127,654
                                                   ----------      ------------
                                                                     46,659,736
                                                                   ------------
NET ASSETS ..................................................      $ 78,889,183
                                                                   ============
 Net Assets consist of:
  Capital paid-in ...........................................      $ 64,909,873
  Accumulated net realized loss .............................       (10,596,131)
  Unrealized appreciation on investments -- net .............        24,575,441
                                                                   ------------
NET ASSETS ..................................................      $ 78,889,183
                                                                   ============
 Shares of beneficial interest outstanding, no par value ....         4,993,398
                                                                      =========
 Net asset value per share* .................................            $15.80
                                                                         ======

*Shares of the Fund are sold and redeemed at net asset value
 ($78,889,183 / 4,993,398).

                See accompanying notes to financial statements.

                                 CGM FOCUS FUND
-------------------------------------------------------------------------------

STATEMENT OF OPERATIONS

Year Ended December 31, 2000

INVESTMENT INCOME
 Income
 Dividends (net of withholding tax of $52,458) ...................  $   724,019
  Interest .......................................................    1,677,178
                                                                    -----------
                                                                      2,401,197
                                                                    -----------
 Expenses
  Management fees ................................................      568,755
  Trustees' fees .................................................       21,450
  Accounting and Administration ..................................       12,000
  Custodian ......................................................       65,050
  Transfer agent .................................................      149,160
  Audit and tax services .........................................       32,745
  Legal ..........................................................        3,910
  Printing .......................................................       21,830
  Registration ...................................................       16,733
  Amortization of organization expense ...........................       18,205
  Line of credit commitment fee ..................................       25,140
  Dividend expense on short sales ................................        3,600
  Miscellaneous ..................................................          525
                                                                    -----------
                                                                        939,103
 Less expenses assumed by the
  investment adviser .............................................     (252,997)
                                                                    -----------
 Net expenses ....................................................      686,106
                                                                    -----------
 Net investment income ...........................................    1,715,091
                                                                    -----------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS
 Realized gain on investments -- net .............................   12,407,121
 Unrealized appreciation -- net ..................................   11,703,693
                                                                    -----------
 Net gain on investments .........................................   24,110,814
                                                                    -----------

NET CHANGE IN ASSETS FROM OPERATIONS .............................  $25,825,905
                                                                    ===========

                See accompanying notes to financial statements.

                                 CGM FOCUS FUND
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
STATEMENT OF CHANGES IN NET ASSETS

                                                                     YEAR ENDED DECEMBER 31,
                                                                 ------------------------------
                                                                     2000             1999
                                                                 ------------      ------------
FROM OPERATIONS
  Net investment income ...................................      $  1,715,091      $    185,736
  Net realized gain from investments ......................        12,407,121           374,370
  Unrealized appreciation .................................        11,703,693         3,966,292
                                                                 ------------      ------------
    Change in net assets from operations ..................        25,825,905         4,526,398
                                                                 ------------      ------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income ...................................       (1,732,894)          (198,376)
                                                                 ------------      ------------
FROM CAPITAL SHARE TRANSACTIONS
  Proceeds from sale of shares ............................        12,786,325         7,202,078
  Net asset value of shares issued in connection with
    reinvestment of:
    Dividends from net investment income ..................         1,625,996           186,419
                                                                 ------------      ------------
                                                                   14,412,321         7,388,497
  Cost of shares redeemed .................................      (28,491,931)       (53,164,412)
                                                                 ------------      ------------
    Change in net assets derived from capital share
      transactions ........................................      (14,079,610)       (45,775,915)
                                                                 ------------      ------------
  Total change in net assets ..............................        10,013,401       (41,447,893)

NET ASSETS
  Beginning of period .....................................        68,875,782       110,323,675
                                                                 ------------      ------------
  End of period ...........................................      $ 78,889,183      $ 68,875,782
                                                                 ============      ============
NUMBER OF SHARES OF THE FUND:
  Issued from sale of shares ..............................           976,447           751,376
  Issued in connection with reinvestment of:
    Dividends from net investment income ..................           103,775            18,082
                                                                 ------------      ------------
                                                                    1,080,222           769,458
                                                                 ------------      ------------
  Redeemed ................................................        (2,647,526)       (5,571,495)
                                                                 ------------      ------------
  Net Change ..............................................        (1,567,304)       (4,802,037)
                                                                 ============      ============

                See accompanying notes to financial statements.

                                 CGM FOCUS FUND
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
FINANCIAL HIGHLIGHTS
                                                                                                               FOR THE PERIOD
                                                                                                                SEPTEMBER 3,
                                                                                                                   1997(a)
                                                                  YEAR ENDED DECEMBER 31,                          THROUGH
                                                       ----------------------------------------------            DECEMBER 31,
                                                        2000                1999                1998                 1997
                                                       ------              ------              ------            ------------
For a share of the Fund outstanding throughout the period:
Net asset value at the beginning of period .....       $10.50              $ 9.71               $ 9.38               $10.00
                                                       ------              ------               ------               ------
Net investment income (loss) (b) ...............         0.36                0.03                (0.07)(c)            (0.02)(c)
Dividends from net investment income ...........        (0.36)              (0.03)                 --                   --
Net realized and unrealized gain (loss) on
  investments ..................................         5.30                0.79                 0.40(d)             (0.60)
                                                       ------              ------               ------               ------
Net increase (decrease) in net asset value .....         5.30                0.79                 0.33                (0.62)
                                                       ------              ------               ------               ------
Net asset value at end of period ...............       $15.80              $10.50               $ 9.71               $ 9.38
                                                       ======              ======               ======               ======

Total Return (%) (e) ...........................         53.9                 8.5                  3.5                (6.20)(f)

Ratios:
Operating expenses to average net assets (%) ...         1.21(h)             1.21(h)              1.20                 1.20(g)
Operating expenses to average net assets before
  expense limitation (%) .......................         1.65                1.55                 1.40                 1.63(g)
Net investment income (loss) to average net
  assets (%) ...................................         3.02                0.23                (0.65)               (0.83)(g)
Portfolio turnover (%) .........................          551                 288                  340                  330(g)
Net assets at end of period (in thousands) ($) .       78,889              68,876              110,324               98,786

(a)  Commencement of operations.
(b)  Net of reimbursement which amounted to ....       $ 0.05              $ 0.04               $ 0.02               $ 0.01
(c)  Per share net investment loss does not reflect the period's reclassification of permanent differences between book and tax basis net investment loss. See note 1D.
(d)  The amount shown for a share outstanding does not correspond with the aggregate net gain/(loss) on investments for the period ended December 31, 1998, due to the timing of purchases and redemptions of fund shares in relation to fluctuating market values of the investments of the Fund.
(e)  The total return would have been lower had certain expenses not been reduced during the period.
(f)  Not computed on an annualized basis.
(g)  Computed on an annualized basis.
(h)  Includes the dividend expense on short sales which are excluded from the voluntary expense limitation of 1.20%. See note 4.

                See accompanying notes to financial statements.

                                 CGM FOCUS FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 2000

1. The Fund is a non-diversified series of CGM Trust which is organized as a Massachusetts business trust under the laws of Massachusetts pursuant to an Agreement and Declaration of Trust. The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company. The Trust has four other funds whose financial statements are not presented herein. Along with one other fund in a separate Trust, there are six CGM funds (CGM Funds). The Fund's investment objective is long-term growth of capital. The Fund intends to pursue its objective by investing in a core position of equity securities. In addition, should the investment outlook of the Fund's investment manager so warrant, the Fund may engage in a variety of investment techniques designed to capitalize on declines in the price of specific equity securities of one or more companies.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with generally accepted accounting principles in the United States requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. SECURITY VALUATION -- Equity securities are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees, which provides the last reported sale price for securities listed on a national securities exchange or on the NASDAQ national market system or, if no sale was reported and in the case of over-the-counter securities not so listed, the last reported bid price. Short-term investments having a maturity of sixty days or less are stated at amortized cost, which approximates value. Other assets and securites which are not readily marketable will be valued in good faith at fair value using methods determined by the Board of Trustees.

B. SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date net of applicable foreign taxes. Interest income is recorded on the accrual basis. Net gain or loss on securities sold is determined on the identified cost basis.

C. FEDERAL INCOME TAXES -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute to its shareholders all of its taxable income and net realized capital gains, within the prescribed time period. Accordingly, no provision for federal income tax has been made. At December 31, 2000 there were capital loss carryovers available to offset future realized gains of $7,699,362 expiring in the year 2006, and $1,052,753 expiring in the year 2007.

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends and distributions are recorded by the Fund on the ex-dividend date. The classification of income and capital gains distributions is determined in accordance with income tax regulations. Undistributed net investment income, accumulated net investment loss, or distributions in excess of net investment income may include temporary book and tax differences, which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

E. ORGANIZATION EXPENSE -- Costs incurred in 1997 in connection with the Fund's organization and registration amounting to $90,771 were paid by the Fund. These costs are being amortized over 60 months beginning September 3, 1997.

F. SHORT SALES -- The Fund may sell securities short. A short sale is a transaction in which the Fund sells a security it does not own in anticipation that the market price of that security will decline. When the Fund makes a short sale, it must borrow the security sold short to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. While the short sale is outstanding, the Fund is required to collateralize its obligations, which has the practical effect of limiting the extent to which the Fund may engage in short sales. At December 31, 2000 the market value of securities and cash segregated to cover short positions was $32,825,375 and $61,866,607, respectively. Securities sold short at December 31, 2000 and their related market values are set forth in the schedule of investments.

G. INVESTMENT RISK -- There are certain additional risks involved in investing in foreign securities that are not inherent in investments in domestic securities. These risks may involve adverse political and economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times more volatile than securities of comparable U.S.
    companies and U.S. securities markets.

2. PURCHASES AND SALES OF SECURITIES -- For the year ended December 31, 2000, purchases and sales of securities other than United States government obligations and short-term investments aggregated $283,956,594 and $284,920,307, respectively. There were no purchases or sales of United States government obligations.

3. A. MANAGEMENT FEES -- During the year ended December 31, 2000, the Fund incurred management fees of $568,755, paid or payable to the Fund's investment adviser, Capital Growth Management Limited Partnership
        (CGM), certain officers and directors of which are also officers and trustees of the Fund. The management agreement provides for a fee at the annual rate of 1.00% on the first $500 million of the Fund's average daily net assets, 0.95% of the next $500 million and 0.90% on amounts in excess of $1 billion. CGM waived a portion of its fee. See
        Note 4.

    B. OTHER EXPENSES -- CGM performs certain administrative, accounting and other services for the Fund. The expenses of those services, which are paid to CGM by the Fund, include the following: (i) expenses for personnel performing bookkeeping, accounting and financial reporting functions and clerical functions relating to the Fund; (ii) expenses for services required in connection with the preparation of registration statements and prospectuses, shareholder reports and notices, proxy questionnaires for SEC compliance; and (iii) registration, filing and other fees in connection with requirements of regulatory authorities. For the year ended December 31, 2000 these expenses amounted to $12,000 and are shown separately in the financial statements as Accounting and Administration.

    C. TRUSTEES FEES AND EXPENSES -- The Fund does not pay any compensation directly to its officers or to any trustees who are directors, officers or employees of CGM, or any affiliate of CGM, (other than registered investment companies). Each other trustee is compensated by the six CGM Funds with an annual fee of $37,000 plus travel expenses for each meeting attended. Of this amount, each fund is responsible for $3,000 per trustee plus an annual variable fee calculated based on the proportion of each fund's average net assets relative to the aggregate average net assets on the CGM Funds, which for the year ended December 31, 2000 was $765 per trustee for the Fund.

4. EXPENSE LIMITATION -- Until December 31, 2001 and, thereafter until further notice to the Fund, CGM has voluntarily agreed to reduce its management fee and, if necessary, to assume expenses of the Fund in order to limit the Fund's expenses to an annual rate of 1.20% of average daily net assets exclusive of any dividend expense incurred on short sales. As a result of the Fund's expenses exceeding the voluntary expense limitation, for the year ended December 31, 2000, CGM waived $252,997 of its management fee. The Fund incurred operating expenses of $682,506, representing 1.20% of the average daily net assets.

5. LINE OF CREDIT -- The Fund has a $18,700,000 committed, secured line of credit with its custodian bank. Borrowings under the line will be charged interest at 0.75% over the current Overnight Federal Funds Rate. The Fund will incur a commitment fee of 0.125% per annum on the unused portion of the line of credit, payable quarterly. There were no borrowings under the line of credit during the year ended December 31, 2000.

                                 CGM FOCUS FUND
--------------------------------------------------------------------------------

REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Trustees and Shareholders of CGM Focus Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of CGM Focus Fund at December 31, 2000, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2000 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
February 8, 2001

CGM
FOCUS FUND

4th Annual Report
December 31, 2000

A No-Load Fund

[logo]
Investment Adviser
CAPITAL GROWTH MANAGEMENT
Limited Partnership

INVESTMENT ADVISER

CAPITAL GROWTH MANAGEMENT
LIMITED PARTNERSHIP
Boston, Massachusetts 02110

------------------------------------------------------------------------------
TELEPHONE NUMBERS

For information about:
[]  Account Procedures and Status

[]  Redemptions

[]  Exchanges
    Call 800-343-5678

[]  New Account Procedures

[]  Prospectuses

[]  Performance
    Call 800-345-4048

------------------------------------------------------------------------------
MAILING ADDRESSES

FOR EXISTING ACCOUNTS

Boston Financial Data Services
P.O. Box 8511
Boston, MA 02266-8511

FOR NEW ACCOUNT APPLICATIONS ONLY

The CGM Funds
P.O. Box 449
Boston, MA 02117-0449
------------------------------------------------------------------------------

This report has been prepared for the shareholders of the Fund and is not authorized for distribution to current or prospective investors in the Fund unless it is accompanied or preceded by a prospectus.

FFAR00                                                       Printed in U.S.A.